NORTHERN FUNDS

MONEY MARKET FUND  U.S. GOVERNMENT MONEY MARKET FUND  MUNICIPAL MONEY MARKET
FUND   U.S. GOVERNMENT SELECT MONEY MARKET FUND  CALIFORNIA MUNICIPAL MONEY
MARKET FUND


SEMI-ANNUAL REPORT

September 30, 1997


TABLE OF CONTENTS
                                                                   PAGE
Abbreviations and Other Information................................  1

Money Market Funds
  Statements of Assets and Liabilities ............................  2
  Statements of Operations ........................................  3
  Statements of Changes in Net Assets ............................   4
  Financial Highlights ............................................  6
  Schedules of Investments
     Money Market Fund.............................................  9
     U.S. Government Money Market Fund............................  14
     Municipal Money Market Fund..................................  15
     U.S. Government Select Money Market Fund.....................  26
     California Municipal Money Market Fund.......................  27

Notes to the Financial Statements.................................  30


     NOT FDIC-INSURED         May lose value         No bank guarantee


Northern Funds are not insured or guaranteed by the U.S. government, nor can there be any assurance that the money market funds will be able to maintain a stable net asset value of $1.00 per share.

Shares of Northern Funds are distributed by an independent third party, Sunstone Distribution Services, LLC, and sold by The Northern Trust Company and its bank affiliates.


ABBREVIATIONS AND
OTHER INFORMATION

With respect to the Schedules of Investments, the percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

Interest rates represent either the stated coupon rate, annualized yield on date of purchase for discounted notes, or, for floating rate securities, the current reset rate.

Prerefunding is a procedure in which a bond issuer floats a second bond in order to pay off the first bond at the first call date. The proceeds from the sale of the second bond are safely invested, usually in Treasury securities, that will mature at the first call date of the first bond issue. Those first bonds are said to be prerefunded after this operation has taken place.

Maturity dates represent the stated date on the security, the next interest reset date for floating rate securities or the prerefunded date for these types of securities.


EXPLANATION OF ABBREVIATIONS USED THROUGHOUT THE SCHEDULES OF INVESTMENTS

ADP       Automated Data Processing

AMBAC     American Municipal Bond
          Assurance Corp.

AMT       Alternative Minimum Tax

BAN       Bond Anticipation Note

BTP       Banker's Trust Partnership

CGIC      Capital Guaranty
          Insurance Co.

COLLD.    Collateralized

COP       Certificate of Participation

CP        Commercial Paper

CVP       Central Valley Project

FFCB      Federal Farm Credit Bank

FGIC      Financial Guaranty
          Insurance Corp.

FHLB      Federal Home Loan Bank

FMC       Fidelity Mortgage Corp.

FNMA      Fannie Mae

FRN       Floating Rate Note

FSA       Financial Security Assurance

G.O.      General Obligation

GNMA      Government National
          Mortgage Association

GTD.      Guaranteed

HFA       Housing Finance Authority

IDA       Industrial Development
          Authority

IDR       Industrial Development Revenue

LOC       Letter of Credit

MBIA      Municipal Bond Insurance
          Association

MTN       Medium Term Note

P-FLOATS  Puttable Floating Rate Security

PCR       Pollution Control Revenue

PSF       Permanent School Fund

RAN       Revenue Anticipation Note

SFM       Single Family Mortgage

SLMA      SLM Holding Corp.

SOC GEN   Societe Generale

TOB       Tender Option Bond

TOCR      Tender Option Custodial Receipt

TRAN      Tax and Revenue
          Anticipation Note

VRDN      Variable Rate Demand Note





STATEMENTS OF ASSETS AND LIABILITIES SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUNDS
                                                                                                  U.S.
                                                                    U.S.                         GOV'T.       CALIFORNIA
                                                                   GOV'T.       MUNICIPAL        SELECT       MUNICIPAL
                                                    MONEY          MONEY          MONEY          MONEY          MONEY
                                                    MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS, EXCEPT PER SHARE DATA          FUND           FUND           FUND           FUND           FUND
--------------------------------------------         ----           ----           ----           ----           ----
ASSETS:
  Investments, at amortized cost                 $2,410,670       $194,996     $1,408,370      $205,925         $234,876
  Repurchase agreements, at cost
    which approximates market value                 171,643        101,007              -             -                -
  Cash                                                    3              -              8            64               81
  Income receivable                                   7,994            846         10,685           406            1,660
  Receivable for fund shares sold                    23,703         21,621         31,182         6,443            3,438
  Receivable for securities sold                          -              -          3,980             -              200
  Receivable from Adviser                                18              3              9             2                2
  Deferred organization costs, net of
    accumulated amortization                             41             16             46             8                8
  Prepaid and other assets                               51             15             35            17                8
-----------------------------------------------------------------------------------------------------------------------------
      Total Assets                                2,614,123        318,504      1,454,315       212,865          240,273
-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                                  10,196          1,247          3,836           864              635
  Payable for fund shares redeemed                   31,349          5,002         35,349           448            8,908
  Payable for securities purchased                        -              -          7,300             -                -
  Accrued investment advisory fees                      146             16             79             7               10
  Accrued transfer agent fees                            36              4             19             3                3
  Accrued administration fees                            34              2             44             2                1
  Accrued custody and accounting fees                     1              -              8             1                1
  Accrued registration fees and other liabilities        57             23             67            13               21
-----------------------------------------------------------------------------------------------------------------------------
      Total Liabilities                              41,819          6,294         46,702         1,338            9,579
-----------------------------------------------------------------------------------------------------------------------------
  Net Assets                                     $2,572,304       $312,210     $1,407,613      $211,527         $230,694
=============================================================================================================================
ANALYSIS OF NET ASSETS:
  Capital stock                                  $2,572,223       $312,185     $1,407,575      $211,517         $230,685
  Accumulated undistributed net
    investment income                                    77             21            153            10                9
  Accumulated undistributed net
    realized gains (losses)                               4              4          (115)             -                -
-----------------------------------------------------------------------------------------------------------------------------
  Net Assets                                     $2,572,304       $312,210     $1,407,613      $211,527         $230,694
=============================================================================================================================
SHARES OUTSTANDING ($.0001 PAR VALUE,
  UNLIMITED AUTHORIZATION)                        2,572,296        312,205      1,407,657       211,526          230,694
NET ASSET VALUE, REDEMPTION AND OFFERING
  PRICE PER SHARE                                     $1.00          $1.00          $1.00         $1.00            $1.00
-----------------------------------------------------------------------------------------------------------------------------
See Notes to the Financial Statements.


STATEMENTS OF OPERATIONS SIX MONTHS ENDED SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUNDS
                                                                                                  U.S.
                                                                    U.S.                         GOV'T.       CALIFORNIA
                                                                   GOV'T.       MUNICIPAL        SELECT       MUNICIPAL
                                                    MONEY          MONEY          MONEY          MONEY          MONEY
                                                    MARKET         MARKET         MARKET         MARKET         MARKET
AMOUNTS IN THOUSANDS                                 FUND           FUND           FUND           FUND           FUND
---------------------                                ----           ----           ----           ----           ----
INVESTMENT INCOME:
  Interest income                                   $52,522         $9,216        $27,590        $5,259           $3,868
-----------------------------------------------------------------------------------------------------------------------------
EXPENSES:
  Investment advisory fees                            5,496            988          4,287           569              619
  Administration fees                                 1,374            247          1,072           143              155
  Transfer agent fees                                   916            165            715            95              103
  Custody and accounting fees                           203             54            170            36               41
  Registration fees                                      56             12             36            11                6
  Professional fees                                      18             10             17             9                9
  Amortization of organization costs                     14              5             16             2                2
  Trustees' fees and expenses                            10              3              9             2                2
  Other                                                  68             43             60            10               10
-----------------------------------------------------------------------------------------------------------------------------
  Total Expenses                                      8,155          1,527          6,382           877              947
    Less voluntary waivers of:
      Investment advisory fees                      (1,832)          (329)        (1,429)         (332)            (310)
      Administration fees                             (800)          (134)          (567)          (81)             (91)
    Less: Reimbursement of expenses by Adviser        (485)          (159)          (456)          (84)             (82)
-----------------------------------------------------------------------------------------------------------------------------
    Net Expenses                                      5,038            905          3,930           380              464
-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                47,484          8,311         23,660         4,879            3,404
-----------------------------------------------------------------------------------------------------------------------------
NET REALIZED GAINS (LOSSES) ON:
  Investments                                             3              4            (6)             1                -
-----------------------------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                   $47,487         $8,315        $23,654        $4,880           $3,404
=============================================================================================================================
See Notes to the Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

MONEY MARKET FUNDS
                                                                                                  U.S. GOVERNMENT
                                                                      MONEY MARKET                 MONEY MARKET
                                                                          FUND                         FUND
                                                                 ----------------------       -----------------------
                                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                                    1997           1997           1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)                   (UNAUDITED)
---------------------                                           -----------------------       -----------------------
OPERATIONS:
  Net investment income                                          $  47,484      $  64,325      $  8,311        $  11,819
  Net realized gains (losses) on investments                             3              1             4                -
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                               47,487         64,326         8,315           11,819
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    5,700,246      7,318,021       752,283        1,755,453
  Shares from reinvestment of dividends                              6,439          6,771         1,411            2,684
  Shares redeemed                                              (4,741,571)    (6,779,419)     (755,747)      (1,650,983)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                              965,114        545,373       (2,053)          107,154
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                      (47,484)       (64,325)       (8,311)         (11,819)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                            965,117        545,374       (2,049)          107,154
NET ASSETS:
  Beginning of year                                              1,607,187      1,061,813       314,259          207,105
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $2,572,304     $1,607,187      $312,210         $314,259
=============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                $77            $77           $21              $21
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

MONEY MARKET FUNDS
                                                                                                  U.S. GOVERNMENT
                                                                       MUNICIPAL                      SELECT
                                                                      MONEY MARKET                 MONEY MARKET
                                                                          FUND                         FUND
                                                                -----------------------       -----------------------
                                                                 SIX MONTHS        YEAR        SIX MONTHS        YEAR
                                                                   ENDED          ENDED          ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,      SEPT. 30,       MAR. 31,
                                                                    1997           1997           1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)                   (UNAUDITED)
---------------------                                           -----------------------       -----------------------
OPERATIONS:
  Net investment income                                          $  23,660      $  37,048      $  4,879         $  5,924
  Net realized gains (losses) on investments                           (6)          (109)             1              (1)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                               23,654         36,939         4,880            5,923
-----------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                    3,503,656      6,319,359       527,797          483,126
  Shares from reinvestment of dividends                              2,466          2,651         1,623            2,092
  Shares redeemed                                              (3,518,544)    (6,004,649)     (486,022)         (402,489)
-----------------------------------------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                             (12,422)        317,361        43,398           82,729
-----------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                      (23,660)       (37,048)       (4,879)          (5,924)
-----------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                           (12,428)        317,252        43,399           82,728
NET ASSETS:
  Beginning of year                                              1,420,041      1,102,789       168,128           85,400
-----------------------------------------------------------------------------------------------------------------------------
  End of period                                                 $1,407,613     $1,420,041      $211,527         $168,128
=============================================================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                               $153           $153           $10              $10
=============================================================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)
                                                                       CALIFORNIA
                                                                       MUNICIPAL
                                                                      MONEY MARKET
                                                                          FUND
                                                               -------------------------
                                                                 SIX MONTHS        YEAR
                                                                   ENDED          ENDED
                                                                 SEPT. 30,       MAR. 31,
                                                                    1997           1997
AMOUNTS IN THOUSANDS                                            (UNAUDITED)
---------------------                                          -------------------------
OPERATIONS:
  Net investment income                                         $    3,404     $    5,177
  Net realized gains (losses) on investments                             -              -
------------------------------------------------------------------------------------------
    Net Increase in Net Assets Resulting
      from Operations                                                3,404          5,177
------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
  Shares sold                                                      618,861      1,517,961
  Shares from reinvestment of dividends                                417            337
  Shares redeemed                                                (589,573)    (1,482,396)
------------------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets Resulting
      from Capital Share Transactions                               29,705         35,902
------------------------------------------------------------------------------------------
DISTRIBUTIONS PAID:
  From net investment income                                       (3,404)        (5,177)
------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             29,705         35,902
NET ASSETS:
  Beginning of year                                                200,989        165,087
------------------------------------------------------------------------------------------
  End of period                                                   $230,694       $200,989
==========================================================================================
ACCUMULATED UNDISTRIBUTED
  NET INVESTMENT INCOME                                                 $9             $9
==========================================================================================
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS

MONEY MARKET FUNDS
                                                                                                U.S. GOVERNMENT
                                                 MONEY MARKET                                    MONEY MARKET
                                                     FUND                                            FUND
                                  -----------------------------------------     ----------------------------------------------
                                 SIX MONTHS     YEAR       YEAR      PERIOD      SIX MONTHS       YEAR       YEAR       PERIOD
                                    ENDED       ENDED     ENDED       ENDED        ENDED         ENDED       ENDED       ENDED
                                  SEPT. 30,   MAR. 31,   MAR. 31,   MAR. 31,     SEPT. 30,      MAR. 31,   MAR. 31,    MAR. 31,
                                    1997        1997       1996      1995<F1>       1997          1997       1996       1995<F1>
                                 (UNAUDITED)                                    (UNAUDITED)
-------------------------         -----------------------------------------     ----------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT
OPERATIONS:
  Net investment income                0.03        0.05       0.05      0.04          0.03         0.05        0.05         0.04
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income         (0.03)      (0.05)     (0.05)    (0.04)        (0.03)       (0.05)      (0.05)       (0.04)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
==================================================================================================================================
TOTAL RETURN<F3>                      2.62%       5.05%      5.57%     4.55%         2.56%        4.93%       5.46%        4.47%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                    $2,572,304  $1,607,187 $1,061,813  $894,279      $312,210     $314,259    $207,105     $227,543
  Ratio to average net
    assets of<F4>:
    Expenses, net of waivers and
      reimbursements                  0.55%       0.55%      0.49%     0.45%         0.55%        0.55%       0.49%        0.45%
    Expenses, before waivers and
      reimbursements                  0.89%       0.90%      0.91%     0.96%         0.93%        0.96%       0.94%        1.01%
    Net investment income, net of
      waivers and reimbursements      5.18%       4.94%      5.42%     4.94%         5.05%        4.82%       5.33%        4.93%
    Net investment income, before
      waivers and reimbursements      4.84%       4.59%      5.00%     4.43%         4.67%        4.41%       4.88%        4.37%
----------------------------------------------------------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS
                                                                                                U.S. GOVERNMENT
                                                  MUNICIPAL                                         SELECT
                                                 MONEY MARKET                                    MONEY MARKET
                                                     FUND                                            FUND
                                  -----------------------------------------     ----------------------------------------------
                                 SIX MONTHS     YEAR       YEAR      PERIOD      SIX MONTHS       YEAR       YEAR       PERIOD
                                    ENDED       ENDED     ENDED       ENDED        ENDED         ENDED       ENDED       ENDED
                                  SEPT. 30,   MAR. 31,   MAR. 31,   MAR. 31,     SEPT. 30,      MAR. 31,   MAR. 31,    MAR. 31,
                                    1997        1997       1996      1995<F1>       1997          1997       1996       1995<F2>
                                 (UNAUDITED)                                    (UNAUDITED)
-------------------------         -----------------------------------------     ----------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE,
  BEGINNING OF PERIOD                 $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
INCOME FROM INVESTMENT
  OPERATIONS:
  Net investment income                0.02        0.03       0.03      0.03          0.03         0.05        0.05         0.02
----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income         (0.02)      (0.03)     (0.03)    (0.03)        (0.03)       (0.05)      (0.05)       (0.02)
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD        $1.00       $1.00      $1.00     $1.00         $1.00        $1.00       $1.00        $1.00
==================================================================================================================================
TOTAL RETURN<F3>                      1.67%       3.14%      3.54%     2.90%         2.60%        5.07%       5.55%        1.75%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end
    of period                    $1,407,613  $1,420,041 $1,102,789  $927,747      $211,527     $168,128     $85,400      $82,162
  Ratio to average net
    assets of<F4>:
    Expenses, net of waivers and
      reimbursements                  0.55%       0.55%      0.49%     0.45%         0.40%        0.40%       0.33%        0.30%
    Expenses, before waivers and
      reimbursements                  0.89%       0.90%      0.91%     0.95%         0.95%        0.97%       1.00%        1.32%
    Net investment income, net of
      waivers and reimbursements      3.31%       3.08%      3.46%     3.10%         5.31%        4.95%       5.43%        5.84%
    Net investment income, before
      waivers and reimbursements      2.97%       2.73%      3.04%     2.60%         4.76%        4.38%       4.76%        4.82%
----------------------------------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on April 11, 1994.
<F2>  Commenced investment operations on December 12, 1994.
<F3>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F4>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

FINANCIAL HIGHLIGHTS (CONTINUED)

MONEY MARKET FUNDS
                                                                       CALIFORNIA
                                                                       MUNICIPAL
                                                                      MONEY MARKET
                                                                          FUND
                                                 -----------------------------------------------------
                                                  SIX MONTHS        YEAR           YEAR          PERIOD
                                                    ENDED          ENDED          ENDED          ENDED
                                                  SEPT. 30,       MAR. 31,       MAR. 31,       MAR. 31,
                                                     1997           1997           1996          1995<F1>
                                                 (UNAUDITED)
------------------------                         -----------------------------------------------------
SELECTED PER SHARE DATA
NET ASSET VALUE, BEGINNING OF PERIOD                  $1.00          $1.00          $1.00         $1.00
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income                                0.02           0.03           0.04          0.01
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS PAID:
  From net investment income                         (0.02)         (0.03)         (0.04)        (0.01)
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $1.00          $1.00          $1.00         $1.00
=========================================================================================================
TOTAL RETURN<F2>                                      1.67%          3.19%          3.63%         1.27%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, in thousands, end of period          $230,694       $200,989       $165,087      $161,316
  Ratio to average net assets of<F3>:
    Expenses, net of waivers and
      reimbursements                                  0.45%          0.45%          0.39%         0.35%
    Expenses, before waivers and
      reimbursements                                  0.92%          0.94%          0.94%         1.07%
    Net investment income, net of
      waivers and reimbursements                      3.30%          3.13%          3.55%         3.78%
    Net investment income, before
      waivers and reimbursements                      2.83%          2.64%          3.00%         3.06%
---------------------------------------------------------------------------------------------------------

<F1>  Commenced investment operations on November 29, 1994.
<F2>  Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. Total return is not annualized for periods less than one year.
<F3>  Annualized for periods less than a full year.
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CERTIFICATES OF DEPOSIT - 14.0%

            DOMESTIC CERTIFICATES OF DEPOSIT - 3.3%
   $25,000  Bankers Trust New York Corp.,
            5.88%, 7/14/98                                     $24,994
            First Tennessee Bank
    15,000     5.51%, 10/3/97                                   15,000
    20,000     5.58%, 12/23/97                                  20,000
    25,000  Huntington National Bank, Columbus,
            5.89%, 9/18/98                                      24,993
                                                          ------------
                                                                84,987
                                                          ------------
            FOREIGN CERTIFICATES OF DEPOSIT - 10.7%
            Bank of Tokyo-Mitsubishi, London Branch
    10,000     5.63%, 11/17/97                                  10,000
    13,000     5.63%, 11/24/97                                  13,000
    12,000  Bankers Trust Co., London Branch,
            5.67%, 11/20/97                                     12,001
    15,000  Barclays Bank, New York Branch,
            5.94%, 6/25/98                                      14,994
     2,000  Commerzbank, New York Branch,
            5.58%, 11/21/97                                      2,000
    15,000  Credito Italiano, London Branch,
            5.60%, 10/28/97                                     15,000
    10,000  National Westminster Bank, New York
            Branch, 5.94%, 6/26/98                               9,996
    20,000  Norinchukin Bank, New York Branch,
            5.69%, 10/10/97                                     20,000
    10,000  Sanwa Bank, London Branch,
            5.65%, 11/24/97                                     10,000
    15,000  Sanwa Bank, New York Branch,
            5.66%, 11/3/97                                      15,000
            Societe Generale, New York Branch
     6,000     5.80%, 1/13/98                                    5,998
    10,000     5.87%, 3/3/98                                     9,998
    26,000     5.89%, 7/17/98                                   25,994
    15,000     5.84%, 8/21/98                                   14,992
            Sumitomo Bank, New York Branch
    22,000     5.68%, 10/31/97                                  22,000
     5,000     5.66%, 11/10/97                                   5,000
     5,000     5.65%, 11/17/97                                   5,000
    30,000  Svenska Handlesbanken, London Branch,
            5.63%, 11/17/97                                     30,001

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FOREIGN CERTIFICATES OF DEPOSIT - 10.7% (CONT'D.)
   $33,000  Toronto Dominion Bank, London Branch,
            5.61%, 10/10/97                                  $  33,000
                                                          ------------
                                                               273,974
                                                          ------------
            Total Certificates of Deposit
            (cost $358,961)                                    358,961
                                                          ------------
            COMMERCIAL PAPER - 56.2%

            ASSET BACKED SECURITIES - 27.3%
     5,000  Ascot Capital Corp.,
            5.55%, 10/14/97                                      4,990
     6,378  Atlantic Asset Securitization Corp.,
            5.65%, 10/17/97                                      6,362
    18,000  Budget Funding Corp.,
            5.52%, 10/16/97                                     17,959
     1,300  Centric Funding,
            5.60%, 12/16/97                                      1,285
     3,000  Corporate Receivables Corp.,
            5.55%, 11/7/97                                       2,983
    37,500  CPI Funding,
            5.59%, 11/25/97                                     37,180
    10,000  CXC, Inc.,
            5.55%, 10/15/97                                      9,978
    27,500  Duke Capital Corp.,
            5.55%, 10/6/97                                      27,479
            Eureka Securitization, Inc.
    20,000     5.55%, 10/10/97                                  19,972
    12,900     5.55%, 12/18/97                                  12,745
            Four Winds Funding Corp.
    11,260     5.55%, 10/17/97                                  11,232
     5,135     5.54%, 11/17/97                                   5,098
            Galleon Capital Corp.
    10,000     5.55%, 10/24/97                                   9,965
     5,000     5.60%, 10/27/97                                   4,980
            Gotham Funding Corp.
     5,000     5.60%, 10/7/97                                    4,995
     5,000     5.60%, 10/16/97                                   4,988
    13,000     5.625%, 10/16/97                                 12,970
     2,000     5.56%, 10/17/97                                   1,995
            International Securitization Corp.
     5,000     5.55%, 10/15/97                                   4,989
    13,148     5.53%, 10/16/97                                  13,118

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 27.3% (CONT'D.)
            Lexington Parker Capital Company LLC
   $10,485     5.55%, 10/7/97                                  $10,475
    25,000     5.55%, 10/7/97                                   24,977
     5,000     5.55%, 10/22/97                                   4,984
    16,174     5.60%, 11/4/97                                   16,088
    20,000  Mont Blanc Capital Corp.,
            5.55%, 10/17/97                                     19,951
    15,000  Monte Rosa Capital Corp.,
            5.55%, 10/21/97                                     14,954
    10,762  Nebhelp Capital Services, Inc.,
            5.65%, 10/2/97                                      10,760
    15,000  NFC Asset Trust,
            5.55%, 10/3/97                                      14,995
    16,007  Old Line Funding Corp.,
            5.70%, 10/3/97                                      16,001
            Park Avenue Receivables Corp.
     3,665     5.54%, 10/10/97                                   3,660
    27,273     5.55%, 10/15/97                                  27,214
    17,129     5.58%, 10/20/97                                  17,079
     2,585  Pooled Account Receivables Corp.,
            5.65%, 10/21/97                                      2,577
     5,421  Ranger Funding Corp.,
            5.65%, 10/6/97                                       5,417
            Receivables Capital Corp.
     9,521     5.55%, 10/10/97                                   9,508
    29,739     5.55%, 10/16/97                                  29,670
            ROSE, Inc.
    26,081     5.54%, 10/2/97                                   26,077
     6,400     5.55%, 10/21/97                                   6,380
    19,000     5.59%, 10/21/97                                  18,941
    35,000     5.54%, 10/29/97                                  34,849
    14,000  SALTS (II) Cayman Islands Corp.,
            5.77%, 12/18/97                                     14,000
    30,000  SALTS (III) Cayman Islands Corp.,
            5.94%, 1/23/98                                      30,000
    10,200  Sheffield Receivables Corp.,
            5.55%, 11/14/97                                     10,131
    25,000  Special Purpose Accounts Receivable
            Cooperative Corp., 5.55%, 10/20/97                  24,927
     2,000  SRD Finance, Inc.,
            5.57%, 10/23/97                                      1,993
    11,278  Thames Assets Global Securitization,
            5.55%, 10/10/97                                     11,262
    15,000  Three Rivers Funding Corp.,
            5.53%, 10/9/97                                      14,982

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ASSET BACKED SECURITIES - 27.3% (CONT'D.)
   $20,000  Trident Capital Finance, Inc.,
            5.55%, 10/1/97                                   $  20,000
            Variable Funding Capital Corp.
       600     5.57%, 10/10/97                                     599
    14,254     5.57%, 10/20/97                                  14,211
    10,000     5.60%, 11/7/97                                    9,942
    20,000  WCP Funding, Inc.,
            5.55%, 10/14/97                                     19,960
       347  Windmill Funding Corp.,
            5.55%, 10/22/97                                        346
                                                          ------------
                                                               702,173
                                                          ------------
            BUSINESS SERVICES - 2.1%
            Sanwa Business Credit Corp.
    10,000     5.53%, 10/6/97                                    9,992
    35,000     5.60%, 10/6/97                                   34,973
    10,000     5.55%, 12/15/97                                   9,884
                                                          ------------
                                                                54,849
                                                          ------------
            DOMESTIC DEPOSITORY INSTITUTIONS - 0.5%
    12,000  ABC Funding,
            5.55%, 11/24/97                                     11,900
                                                          ------------
            ELECTRIC SERVICES - 0.5%
    11,700  CSW Credit, Inc.,
            5.65%, 10/16/97                                     11,672
                                                          ------------
            ENTERTAINMENT - 1.0%
            Tribune Co.
     5,000     5.53%, 10/2/97                                    4,999
    20,000     5.53%, 10/14/97                                  19,960
                                                          ------------
                                                                24,959
                                                          ------------
            FOOD AND BEVERAGES - 0.5%
     8,400  Cofco Capital Corp.,
            5.55%, 10/17/97                                      8,379
     6,000  PepsiCo, Inc.,
            5.65%, 10/6/97                                       5,995
                                                          ------------
                                                                14,374
                                                          ------------
            FOREIGN DEPOSITORY INSTITUTIONS - 2.4%
    15,000  Creditanstalt Finance, Inc.,
            5.52%, 10/31/97                                     14,931
     1,335  Hailfax Building Society,
            5.52%, 12/23/97                                      1,318

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FOREIGN DEPOSITORY INSTITUTIONS - 2.4% (CONT'D.)
   $25,000  Nationwide Building Society,
            5.50%, 10/28/97                                    $24,897
    20,000  Swedbank, Inc.,
            5.55%, 11/3/97                                      19,898
                                                          ------------
                                                                61,044
                                                          ------------
            GENERAL MERCHANDISE STORES - 0.9%
    25,000  Sears Roebuck Acceptance Corp.,
            5.55%, 3/13/98                                      24,372
                                                          ------------
            HEALTH SERVICES - 0.6%
            Columbia/HCA Healthcare Corp.
    10,000     5.60%, 10/6/97                                    9,992
     6,000     5.58%, 10/10/97                                   5,992
                                                          ------------
                                                                15,984
                                                          ------------
            INSURANCE COMPANIES - 2.5%
            AON Corp.
    17,000     5.54%, 10/17/97                                  16,958
    10,000     5.55%, 10/23/97                                   9,966
    10,000     5.55%, 10/27/97                                   9,960
    10,833     5.55%, 10/30/97                                  10,785
            Torchmark, Inc.
     7,500     5.60%, 10/10/97                                   7,490
     3,700     5.57%, 11/17/97                                   3,673
     5,000     5.55%, 11/24/97                                   4,958
                                                          ------------
                                                                63,790
                                                          ------------
            MUNICIPAL AGENCIES - 0.5%
    13,300  Texas Municipal Power Agency,
            5.75%, 10/14/97                                     13,300
                                                          ------------
            NONDEPOSITORY BUSINESS
            CREDIT INSTITUTIONS - 3.1%
    15,000  BEX America Finance, Inc.,
            5.55%, 10/14/97                                     14,970
     3,250  Countrywide Home Loans,
            5.60%, 10/29/97                                      3,236
            Finova Capital Corp.
    10,000     5.60%, 10/1/97                                   10,000
     1,000     5.55%, 10/16/97                                     998
    19,300     5.55%, 11/7/97                                   19,190
     9,900     5.55%, 11/14/97                                   9,833
    22,000  Heller Financial, Inc.,
            5.65%, 12/16/97                                     21,738
                                                          ------------
                                                                79,965
                                                          ------------
PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NONDEPOSITORY PERSONAL CREDIT INSTITUTIONS - 0.3%
  $  7,350  MEPC Finance, Inc.,
            5.60%, 12/4/97                               $       7,277
                                                          ------------
            SECURITY AND COMMODITY BROKER DEALERS - 1.3%
            Morgan Stanley, Dean Witter, Discover & Co.
       300     5.55%, 10/2/97                                      300
    15,000     5.55%, 10/6/97                                   14,989
    19,000     5.51%, 10/24/97                                  18,933
                                                          ------------
                                                                34,222
                                                          ------------
            TRANSPORTATION PARTS AND EQUIPMENT - 9.3%
            BMW US Capital Corp.
    20,000     5.55%, 11/7/97                                   19,886
    30,000     5.53%, 11/12/97                                  29,806
    36,000     5.55%, 12/15/97                                  35,584
    40,000  Ford Credit Canada Ltd.,
            5.55%, 11/18/97                                     39,704
            General Motors Acceptance Corp.
    10,000     5.55%, 10/2/97                                    9,998
    15,000     5.65%, 10/8/97                                   14,984
     2,400     5.55%, 11/5/97                                    2,387
     3,400     5.55%, 11/12/97                                   3,378
    10,000     5.57%, 12/3/97                                    9,903
    10,000     5.59%, 3/12/98                                    9,748
    25,000     5.58%, 3/31/98                                   24,299
            Mitsubishi Motors Credit of America, Inc.
    12,000     5.57%, 10/1/97                                   12,000
    20,000     5.59%, 10/1/97                                   20,000
     3,000     5.55%, 10/7/97                                    2,997
     3,589  Volkswagen of America, Inc.,
            5.65%, 10/17/97                                      3,580
                                                          ------------
                                                               238,254
                                                          ------------
            WHOLESALE TRADE - DURABLE GOODS - 3.4%
            Newell Co.
     5,000     5.65%, 10/1/97                                    5,000
     6,625     5.60%, 10/10/97                                   6,616
    30,000     5.55%, 10/17/97                                  29,926
    25,000     5.55%, 10/22/97                                  24,919
    10,000     5.60%, 10/27/97                                   9,960
    10,000  Sinochem American Holdings, Inc.,
            5.55%, 11/10/97                                      9,938
                                                          ------------
                                                                86,359
                                                          ------------
            Total Commercial Paper
            (cost $1,444,494)                                1,444,494
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CORPORATE BONDS - 8.7%

   $25,000  Associates Corporation N.A.,
            5.73%, 3/2/98                                    $  24,992
    20,000  Bayerische Landesbank,
            6.15%, 8/14/98                                      20,042
     7,250  Chapel Oaks, Inc.,
            5.90%, 10/1/97                                       7,250
            CIT Group Holdings
     3,000     8.75%, 4/15/98                                    3,038
    10,000     6.75%, 4/30/98                                   10,046
    26,000  First Wachovia Bank,
            6.10%, 4/6/98                                       25,987
     1,861  GE Engine Receivables 1995-1 Trust,
            5.565%, 10/15/97                                     1,861
    15,607  GE Engine Receivables 1996-1 Trust,
            5.646%, 10/15/97                                    15,607
     2,000  General Motors Acceptance Corp.,
            7.50%, 11/4/97                                       2,003
    14,000  Huntington National Bank, Columbus,
            5.80%, 9/22/98                                      13,990
     5,000  Key Bank N.A.,
            5.58%, 12/15/97                                      4,942
    20,000  Key Bank N.A., Fixed Rate Note,
            6.19%, 4/13/98                                      19,994
    30,000  Key Bank N.A., FRN,
            5.55%, 3/19/98                                      30,000
    20,000  Morgan Guaranty Trust Co.,
            5.97%, 6/22/98                                      19,995
    18,600  Physicians Plus Medical Group,
            5.70%, 10/1/97                                      18,600
     6,000  SunTrust Banks, Inc.,
            5.83%, 7/14/98                                       5,998
                                                          ------------
            Total Corporate Bonds
            (cost $224,345)                                    224,345
                                                          ------------
            EURODOLLAR TIME DEPOSITS - 9.6%

    50,000  Banque Brussels Lambert, Grand
            Cayman Islands, 6.50%, 10/1/97                      50,000
    30,000  Banque Paribas Lambert, Grand
            Cayman Islands, 6.50%, 10/1/97                      30,000
    33,000  Credit Suisse First Boston, Grand
            Cayman Islands, 6.50%, 10/1/97                      33,000
    45,000  Norddeutsche Landesbank Girozentrale,
            6.50%, 10/1/97                                      45,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            EURODOLLAR TIME DEPOSITS - 9.6% (CONT'D.)

   $90,000  Union Bank of Switzerland, Grand
            Cayman Islands, 6.50%, 10/1/97                   $  90,000
                                                          ------------
            Total Eurodollar Time Deposits
            (cost $248,000)                                    248,000
                                                          ------------
            GUARANTEED INVESTMENT
            CONTRACTS - 1.9%

    25,000  General American Life Insurance Co.,
            5.86%, 10/23/97                                     25,000
    10,000  Integrity Life Insurance Co.,
            5.95%, 10/1/97                                      10,000
    15,000  Transamerica Life Insurance
            and Annuity Co., 5.66%, 10/1/97                     15,000
                                                          ------------
            Total Guaranteed Investment Contracts
            (cost $50,000)                                      50,000
                                                          ------------
            MUNICIPAL INVESTMENTS - 3.3%

    14,000  Flint, Michigan Hospital Building
            Authority, 5.65%, 10/1/97                           14,000
     3,900  Health Insurance Plan of Greater
            New York, 5.48%, 10/1/97                             3,900
     9,000  Hydro-Quebec Corp., 5.741%, 1/15/98                  9,000
    12,500  New Jersey Economic Development
            Authority, 5.66%, 10/1/97                           12,500
     9,360  Seattle, Washington Limited Tax G.O.,
            5.45%, 10/1/97                                       9,360
    10,000  Stanislaus County, California Pension
            Obligation, 5.756%, 2/15/98                         10,000
    10,215  State of Texas-Veterans Land Bond,
            5.756%, 12/1/97                                     10,215
    12,745  State of Virginia, Housing Development
            Authority Multi-Family Housing Bond,
            5.756%, 11/1/97                                     12,745
     3,150  Waukesha, Wisconsin Health
            Systems, Inc., 5.65%, 10/1/97                        3,150
                                                          ------------
            Total Municipal Investments
            (cost $84,870)                                      84,870
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 6.7%

   $40,000  Bear, Stearns & Co., dated 9/30/97,
            repurchase price $40,007 (Colld. by U.S.
            Government Securities),
            6.70%, 10/1/97                                 $    40,000
    31,643  Donaldson, Lufkin & Jenrette Securities,
            Inc., dated 9/30/97, repurchase price
            $31,648 (Colld. by U.S. Government
            Securities), 6.25%, 10/1/97                         31,643
    25,000  J.P. Morgan Securities, Inc.,
            dated 9/30/97, repurchase price $25,004
            (Colld. by U.S. Government Securities),
            5.90%, 10/1/97                                      25,000
    75,000  SBC Capital Markets, dated 9/30/97,
            repurchase price $75,012 (Colld. by U.S.
            Government Securities),
            5.92%, 10/1/97                                      75,000
                                                          ------------
            Total Repurchase Agreements
            (cost $171,643)                                    171,643
                                                          ------------
            Total Investments - 100.4%
            (cost $2,582,313)                                2,582,313
            Liabilities less Other Assets - (0.4)%            (10,009)
                                                          ------------
            NET ASSETS - 100.0%                             $2,572,304
                                                           ===========
See Notes to the Financial Statements.


SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

U.S. GOVERNMENT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 62.5%

            FEDERAL FARM CREDIT BANK - 3.2%
            FFCB MTN
    $3,000     5.75%, 7/1/98                                $    2,997
     7,000     5.70%, 9/2/98                                     6,992
                                                          ------------
                                                                 9,989
                                                          ------------
            FEDERAL HOME LOAN BANK - 42.6%
            FHLB MTN
     6,000     5.72%, 7/7/98                                     5,998
    12,000     5.72%, 7/21/98                                   11,998
            FHLB Discount Notes
   100,000     6.00%, 10/1/98                                  100,000
    15,000     5.68%, 10/23/98                                  14,948
                                                          ------------
                                                               132,944
                                                          ------------
            FANNIE MAE - 4.2%
     5,000  FNMA Discount Note,
            5.68%, 10/20/97                                      4,985
            FNMA MTN
     5,000     5.89%, 5/21/98                                    4,997
     3,000     5.63%, 8/14/98                                    2,994
                                                          ------------
                                                                12,976
                                                          ------------
            OVERSEAS PRIVATE INVESTMENT CO. - 5.8%
    18,000  FRN, 5.58%, 10/1/97                                 18,000
                                                          ------------
            SLM HOLDING CORP. - 6.7%
            SLMA MTN
     7,500     5.54%, 2/25/98                                    7,498
     6,000     5.86%, 6/10/98                                    5,996
     3,000     5.63%, 8/6/98                                     2,997
     1,600     5.60%, 8/11/98                                    1,597
     3,000     5.79%, 9/16/98                                    2,998
                                                          ------------
                                                                21,086
                                                          ------------
            Total U.S. Government Agencies
            (cost $194,995)                                    194,995
                                                          ------------

NUMBER                                                          VALUE
OF SHARES                                                      (000S)
----------------------------------------------------------------------

            OTHER - 0.0%
         1  Dreyfus Prime Money Market Fund
            (cost $1)                                     $          1
                                                          ------------
PRINCIPAL
AMOUNT
(000S)
----------------------------------------------------------------------

            REPURCHASE AGREEMENTS - 32.3%

   $26,007  Donaldson, Lufkin & Jenrette Securities,
            Inc., dated 9/30/97, repurchase price
            $26,012 (Colld. by U.S. Government
            Securities), 6.25%, 10/1/97                         26,007
    23,000  J.P. Morgan Securities, Inc.,
            dated 9/30/97, repurchase price $23,004
            (Colld. by U.S. Government Securities),
            5.90%, 10/1/97                                      23,000
    52,000  SBC Capital Markets, dated 9/30/97,
            repurchase price $52,008 (Colld. by U.S.
            Government Securities),
            5.92%, 10/1/97                                      52,000
                                                          ------------
            Total Repurchase Agreements
            (cost $101,007)                                    101,007
                                                          ------------
            Total Investments - 94.8%
            (cost $296,003)                                    296,003

            Other Assets less Liabilities - 5.2%                16,207
                                                          ------------

            NET ASSETS - 100.0%                           $    312,210
                                                          ============

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 99.8%

            ALABAMA - 2.4%
  $  1,800  City of Ashland Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                    $  1,800
     1,575  City of Columbia Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                       1,575
       700  City of Greenville IDR VRDN,
            Series 1992, Allied-Signal Project
            (FMC Corp. Gtd.), 4.20%, 10/7/97                       700
     2,700  City of Selma IDR VRDN,
            Series 1996 A, Meadowcraft, Inc. Project
            (NationsBank LOC), 4.30%, 10/7/97                    2,700
     4,300  City of Stevenson Environment
            Improvement IDR VRDN, Series 1996 (AMT),
            Mead Corp. Project (Soc Gen LOC),
            3.95%, 10/1/97                                       4,300
     2,575  County of Geneva Industrial Development
            Board IDR (AMT), Russell Corp. Project
            (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                       2,575
    20,500  County of Phenix Environment
            Improvement IDR VRDN,
            Series 1990 A (AMT), Mead Corp. Project
            (Sumitomo Bank Ltd. LOC),
            4.00%, 10/1/97                                      20,500
                                                          ------------
                                                                34,150
                                                          ------------
            ALASKA - 1.0%
     8,200  Alaska Housing Finance Corp.,
            Series PT-37, Merrill P-Floats
            (Banque Nationale Paris LOC),
            4.10%, 10/7/97                                       8,200
     5,000  Alaska Industrial Development and
            Export Authority, Series 1996 B (AMT)
            (Seafirst Bank LOC), 4.10%, 10/7/97                  5,000
                                                          ------------
                                                                13,200
                                                          ------------
        ARIZONA - 0.5%
     3,000  City of Salt River Improvement and Power
            Agricultural Project, 3.80%, 10/3/97                 3,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ARIZONA - 0.5% (CONT'D.)
  $  1,400  County of Apache IDR VRDN
            (AMT), Imperial Components, Inc.
            Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                              $  1,400
     2,700  Special Fund of the Industrial
            Commission of Arizona CP,
            3.85%, 12/8/97                                       2,700
                                                          ------------
                                                                 7,100
                                                          ------------
            ARKANSAS - 0.4%
     3,250  City of Lowell IDR VRDN, Series 1996
            (AMT), Little Rock Newspapers, Inc.
            Project (Bank of New York LOC),
            4.20%, 10/7/97                                       3,250
     2,200  City of West Memphis IDR VRDN (AMT),
            Proform Co. LLC Project
            (First Bank LOC), 4.30%, 10/7/97                     2,200
                                                          ------------
                                                                 5,450
                                                          ------------
            CALIFORNIA - 2.4%
     2,746  City of Los Angeles IDR VRDN,
            Series BTP-129 (Colld. by U.S. Government
            Securities), 3.80%, 12/8/97                          2,746
    10,600  County of Irvine Ranch Consolidated
            Water District VRDN, Series 1993 B,
            Districts 2, 102, 103, 106, 3(203) & 206
            (Morgan Guaranty Trust Co. LOC),
            3.75%, 10/1/97                                      10,600
     5,000  County of Los Angeles TRAN,
            Series A, 4.50%, 6/30/98                             5,024
     9,420  County of Riverside TRAN, Series A,
            4.50%, 6/30/98                                       9,456
            State of California G.O. Bond
            (FGIC Insured)
       200     Series CR-152, 4.13%, 10/7/97                       200
       800     Series CR-153, 4.13%, 10/7/97                       800
     2,000  State of California G.O. Bond,
            Series A3 (First Chicago Bank LOC),
            4.30%, 10/7/97                                       2,000
     3,000  State of California G.O. Bond,
            Series SG-91, Merrill Floating Rate Receipts,
            4.10%, 10/7/97                                       3,000
                                                          ------------
                                                                33,826
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            COLORADO - 1.4%
  $  4,800  City and County of Denver
            Airport System, Series 1997 A (AMT),
            3.75%, 10/17/97                                   $  4,800
     9,900  Colorado HFA SFM VRDN,
            Series 1996 C-1 (AMT), 4.18%, 10/7/97                9,900
     5,000  Colorado HFA VRDN (AMT), Metal Sales
            Manufacturing Corp. Project,
            4.30%, 10/7/97                                       5,000
                                                          ------------
                                                                19,700
                                                          ------------
            DELAWARE - 0.1%
     1,325  State of Delaware Economic Development
            Authority PCR VRDN, Allied-Signal Corp.
            Project (FMC Corp. Gtd.), 4.20%, 10/7/97             1,325
                                                          ------------
            DISTRICT OF COLUMBIA - 1.7%
            District of Columbia Metro Airport
            Authority Passenger Facility CP (AMT)
    15,000     4.00%, 11/17/97                                  15,000
     5,000     3.78%, 11/18/97                                   5,000
     4,000     3.84%, 12/17/97                                   4,000
                                                          ------------
                                                                24,000
                                                          ------------
            FLORIDA - 6.4%
     7,600  City of Jacksonville Electric Authority CP,
            Series D-1, 3.60%, 11/7/97                           7,600
    10,300  City of Jacksonville PCR, Series 1994,
            Florida Power and Light Project,
            3.65%, 10/17/97                                     10,300
     2,550  County of Alachua Health Facilities
            Authority, Academic Research Building
            Project (Barnett Bank LOC),
            3.75%, 11/18/97                                      2,550
     2,350  County of Dade Resource Recovery Facility
            Refunding Revenue Bond, Series 1996
            (AMT) (AMBAC Insured), 4.00%, 10/1/97                2,350
     4,950  County of Duval HFA Mortgage Revenue
            VRDN, Series 1996-3A (AMT), Clipper
            Trust Certificate, 4.28%, 10/7/97                    4,950
     1,300  County of Highlands Health Facilities
            VRDN, Series 1996 A, Adventist Health
            System, 4.10%, 10/7/97                               1,300
     5,200  County of Orange HFA Series 1987 A
            (Colld. by GNMA Securities),
            4.18%, 10/7/97                                       5,200

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            FLORIDA - 6.4% (CONT'D.)
            Florida State Board of Education Capital
            Outlay VRDN
  $  8,860     Series BTP-52 ADP Class B,
               4.25%, 10/7/97                                 $  8,860
     6,595     Series BTP-233, 3.80%, 12/8/97                    6,595
    13,000  Florida State Board of Education
            G.O. Bond, Series 1989 A, Eagle Trust,
            3.70%, 12/1/97                                      13,000
     1,400  Florida State Board of Education VRDN,
            Series 1994 E, Eagle Trust, 4.23%, 10/7/97           1,400
     7,585  State of Florida Department of
            Environmental Protection VRDN,
            Series 1994 A BTP-64 (MBIA Insured),
            4.25%, 10/7/97                                       7,585
    18,600  Sunshine State Government Finance
            Commission, Series 1986 (Union Bank
            of Switzerland LOC), 3.60%, 11/19/97                18,600
                                                          ------------
                                                                90,290
                                                          ------------
            GEORGIA - 2.5%
     3,000  City of Savannah Economic Development
            Authority, Series 1997 (AMT), Kaolin
            Terminals Project (NationsBank LOC),
            4.25%, 10/7/97                                       3,000
     5,300  County of Clayton IDA IDR (AMT),
            Blue Circle Aggregates, Inc. Project
            (Denmark Danske Bank LOC),
            4.25%, 10/7/97                                       5,300
     3,000  County of Clayton Housing Authority
            Revenue (AMT), Williamsburg South
            Apartments Project (PNC Bank LOC),
            4.20%, 10/7/97                                       3,000
     5,200  County of DeKalb Housing Authority
            Revenue VRDN, Series 1995 (AMT), Cedar
            Creek Apartment Project (General Electric
            Capital Corp. LOC), 4.25%, 10/7/97<F1>               5,200
     1,400  County of Elbvert Development Authority
            IDR VRDN, Series 1992, Allied-Signal
            Project (FMC Corp. Gtd.), 4.20%, 10/7/97             1,400
     2,500  County of Floyd IDA (AMT), Marglens
            Industries, Inc. Project (SunTrust Banks,
            Inc. LOC), 4.25%, 10/7/97                            2,500
     2,000  County of Fulton Development Authority,
            General Motors Corp. Project,
            4.15%, 10/7/97                                       2,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            GEORGIA - 2.5% (CONT'D.)
    $4,150  County of Henry Development Authority,
            Series 1997 (AMT), Atlas Roofing Corp.
            Project (SunTrust Banks, Inc. LOC),
            4.25%, 10/7/97                                    $  4,150
            Georgia HFA Conventional Mortgage TOB
            (AMT), Various Programs
     3,900     Series C, 3.80%, 12/1/97                          3,900
     1,575     Series D, 3.80%, 12/1/97                          1,575
     3,000  Georgia Municipal Gas Authority,
            Series B, Gas Portfolio II Project (Morgan
            Guaranty Trust Co. LOC), 4.15%, 10/7/97              3,000
                                                          ------------
                                                                35,025
                                                          ------------
            ILLINOIS - 9.4%
     7,000  City of Bolingbrook Multifamily Housing,
            Series 1997 A (AMT), Amberton Apartments
            Project (LaSalle National Bank LOC),
            4.25%, 10/7/97                                       7,000
     3,000  City of Chicago Board of Education FRN,
            School Reform Equipment Acquisition,
            4.10%, 12/1/97                                       3,002
     2,700  City of Chicago IDR, Series B (AMT),
            Guernsey Bel, Inc. Project (Harris Trust
            & Savings Bank LOC), 4.20%, 10/7/97                  2,700
     4,500  City of Chicago Midway Airport
            Revenue VRDN, Series 1995 (AMT),
            American Trans Air, Inc. Project (National
            Bank of Detroit LOC), 4.25%, 10/7/97                 4,500
     2,500  City of Chicago O'Hare International
            Airport Revenue VRDN, Series 1988 A
            (AMT) (Bayerische Landesbank LOC),
            4.20%, 10/7/97                                       2,500
     1,855  City of Des Plaines IDR VRDN,
            Series 1996 (AMT), Finzer Roller, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       1,855
     3,950  City of Frankfort IDR, Series 1996 (AMT),
            Bimba Manufacturing Co. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       3,950
     1,195  City of Joliet G.O. Bond, 4.00%, 1/1/98              1,196
     2,500  City of Romeoville IDR VRDN,
            Series 1997 (AMT), Metropolitan Industries,
            Inc. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 2,500

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ILLINOIS - 9.4% (CONT'D.)
  $  6,000  City of Savanna IDR VRDN, Series 1994
            (AMT), Metform Corp. Project (First
            National Bank of Chicago LOC),
            4.15%, 10/7/97                                    $  6,000
     1,755  Illinois Development Finance Authority
            IDR VRDN (AMT), Bimba Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 1,755
     3,950  Illinois Development Finance Authority
            IDR VRDN, Enterprise Office Campus
            (FNMA LOC), 3.90%, 12/1/97                           3,950
     2,400  Illinois Development Finance Authority
            IDR VRDN, Series 1997 A (AMT), Randall
            Metals Corp. Project (LaSalle National
            Bank LOC), 4.35%, 10/7/97                            2,400
     1,400  Illinois Development Finance Authority
            VRDN, Series 1990 (AMT), Solar Press, Inc.
            Project (First National Bank of Chicago
            LOC), 4.15%, 10/7/97                                 1,400
     1,700  Illinois Development Finance Authority
            VRDN, WBEZ Alliance, Inc. Project
            (LaSalle National Bank LOC),
            4.05%, 10/7/97                                       1,700
     2,500  Illinois Educational Facilities Authority
            VRDN, Series 1996, The Art Institute of
            Chicago Project, 4.10%, 10/7/97                      2,500
     7,000  Illinois Health Facilities Authority VRDN,
            Series 1985 B, Evanston Hospital Corp.
            Project (First National Bank of Chicago
            LOC), 3.75%, 1/31/98                                 7,000
     5,285  Illinois Health Facilities Authority VRDN,
            Series 1997, Glenkirk Project (Harris Trust
            & Savings Bank LOC), 4.10%, 10/7/97                  5,285
            Illinois Housing Development Authority
            Homeowner Mortgage (AMT)
    10,300     Series 1996 F-2, 3.70%, 12/18/97                 10,300
    15,000     Series 1997 B-2, 4.15%, 7/7/98                   15,000
            Illinois Housing Development Authority
            Residential Mortgage Program (AMT)
     5,320     Series 1987-C, 3.75%, 2/1/98                      5,320
     2,100     Series 1987-D, 3.85%, 2/1/98                      2,100
     1,795     Series 1987-E, 3.75%, 2/1/98                      1,795
    15,806  Illinois Metropolitan Pier and Exposition
            Authority Dedicated Sales Tax Revenue,
            Series BTP-230-A, 3.82%, 1/28/98                    15,806

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            ILLINOIS - 9.4% (CONT'D.)
   $10,000  Pooled Puttable Float Option (AMT),
            Series PT6, Various State and Housing
            Agencies, 4.075%, 11/1/97                        $  10,000
     7,500  Village of Ladd IDR VRDN, Series 1996
            (AMT), O'Neal Metals, Inc. Project
            (NationsBank LOC), 4.30%, 10/7/97                    7,500
     3,150  Village of Niles IDR VRDN, Series 1996
            (AMT), Lewis Spring and Manufacturing
            Co. Project (Harris Trust & Savings Bank
            LOC), 4.20%, 10/7/97                                 3,150
                                                          ------------
                                                               132,164
                                                          ------------
            INDIANA - 2.9%
     2,790  City of Anderson Economic Development
            VRDN, Series 1996 (AMT), Gateway Village
            Project (FHLB LOC), 4.25%, 10/7/97                   2,790
     1,500  City of Greencastle IDR VRDN, Series 1996
            (AMT), Crown Equipment Corp. Project
            (Mellon Bank LOC), 4.25%, 10/7/97                    1,500
     2,640  City of Hammond Economic Development
            VRDN, Series 1996 A (AMT), Annex at
            Douglas Point Project (FHLB LOC),
            4.25%, 10/7/97                                       2,640
    60,000  City of Indianapolis Local Public
            Improvement Revenue Bond, Series D,
            Capital Appreciation, Prerefunded,
            0.00%, 2/1/98                                       11,325
     4,000  City of Rushville Economic Development
            VRDN (AMT), Fujitsu Ten Corp. of America
            Project, 4.20%, 10/7/97                              4,000
     3,100  City of Shelbyville Economic Development
            VRDN, Series DTC 2794 (AMT),
            Nippisun Indiana Corp. Project
            (Industrial Bank of Japan LOC),
            4.70%, 10/7/97                                       3,100
     2,000  County of Jasper PCR, Series 1988D,
            Northern Indiana Public Service Project,
            3.70%, 12/12/97                                      2,000
     5,655  County of Sullivan PCR,
            Series L5, National Rural Hoosier,
            3.65%, 11/20/97                                      5,655

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            INDIANA - 2.9% (CONT'D.)
            Indiana Development Finance Authority
            IDR VRDN (AMT), Red Gold, Inc. Project
            (Harris Trust & Savings Bank LOC)
    $3,900     Series 1994 A, 4.20%, 10/7/97                  $  3,900
     3,200     Series 1994 B, 4.20%, 10/7/97                     3,200
                                                          ------------
                                                                40,110
                                                          ------------
            IOWA - 0.1%
            Iowa Finance Authority Waste Disposal
            Revenue VRDN (AMT), Cedar River Paper Co.
            Project (Swiss Bank Corp. LOC)
       700     Series 1995 A, 4.10%, 10/1/97                       700
     1,100     Series 1997 A, 4.10%, 10/1/97                     1,100
                                                          ------------
                                                                 1,800
                                                          ------------
            KANSAS - 0.6%
     7,000  City of Topeka Temporary Notes,
            Series A, 4.00%, 7/15/98                             7,005
     1,500  County of Johnson G.O. School District
            No. 512, Series B, Shawnee Mission
            Project, 6.75%, 10/1/97                              1,500
                                                          ------------
                                                                 8,505
                                                          ------------
            KENTUCKY - 5.0%
     1,000  City of Greenville IDR VRDN,
            Wetterau, Inc. Project, 4.10%, 10/7/97               1,000
     1,000  City of Hopkinsville Industrial Building
            VRDN, Series A (AMT), CoPar, Inc. Project
            (Dai-Ichi Kangyo Bank LOC),
            4.50%, 10/7/97                                       1,000
     2,000  City of Mayfield Lease Revenue VRDN,
            Series 1996, Kentucky League of Cities
            Pooled Project (PNC Bank LOC),
            4.20%, 10/7/97                                       2,000
            Counties of Louisville and Jefferson VRDN
            (AMT), Regional Airport Authority System
     7,000     Series 1997 A-1, 4.20%, 10/7/97                   7,000
     5,000     Series 1997 AA-1, 4.20%, 10/7/97                  5,000
     3,951  County of Carroll Solid Waste Disposal
            Revenue VRDN (AMT), North American
            Stainless Project (Banco Bilbao Vizcaya LOC),
            4.25%, 10/7/97                                       3,951
     3,265  County of Clark Industrial Building IDR
            VRDN, Series 1996 (AMT), Bluegrass Art
            Cast Project (Bank One LOC),
            4.25%, 10/7/97                                       3,265

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            KENTUCKY - 5.0% (CONT'D.)
  $  5,000  County of Clark PCR, Series J-2,
            East Kentucky Power Project,
            3.75%, 10/15/97                                   $  5,000
            County of Daviess Waste Disposal Facility
            IDR VRDN (AMT), Scott Paper Co. Project
            (Kimberly-Clark Corp. Gtd.)
     3,400     Series 1993 A, 3.95%, 10/1/97                     3,400
    10,800     Series 1993 B, 3.95%, 10/1/97                    10,800
     8,500     Series 1994 A, 3.95%, 10/1/97                     8,500
    10,000  Kentucky Interlocal School Transportation
            Association TRAN, 4.09%, 6/30/98                    10,002
     9,500  Kentucky Rural Water Finance Corp. Notes,
            Series 1996, Public Construction Project,
            4.375%, 4/1/98                                       9,524
                                                          ------------
                                                                70,442
                                                          ------------
            LOUISIANA - 1.8%
     2,200  Ascension Parish VRDN, Series 1995
            (AMT), BASF Corp. Project, 4.10%, 10/1/97            2,200
            Louisiana HFA Mortgage Revenue Bond (AMT)
            (Colld. by U.S. Government Securities)
     5,530     Series CR-85, 3.90%, 11/1/97                      5,530
     2,995     Series CR-86, 3.90%, 11/1/97                      2,995
     7,915  Louisiana Public Facilities Authority PCR
            VRDN, Series 1992, Allied-Signal Project
            (FMC Corp. Gtd.), 4.20%, 10/7/97                     7,915
     2,200  Parish of Caddo IDR VRDN, General Motors
            Corp. Project (General Motors Corp. Gtd.),
            4.15%, 10/7/97                                       2,200
     4,000  South Louisiana Port Commission, Series
            1997 (AMT), Holnam, Inc. Project,
            4.20%, 10/7/97                                       4,000
                                                          ------------
                                                                24,840
                                                          ------------
            MAINE - 0.4%
     5,000  Maine Public Utility Finance Bank
            Revenue VRDN, Series 1996 (AMT),
            Maine Public Service Co. Project (Bank of
            New York LOC), 4.20%, 10/7/97                        5,000
                                                          ------------
            MARYLAND - 1.1%
     3,300  City of Baltimore IDR VRDN, Series 1986,
            Capital Acquisition Program (Dai-Ichi
            Kangyo Bank LOC), 4.30%, 10/7/97                     3,300
     9,000  County of Montgomery CP BAN,
            Series 1995, 3.70%, 10/7/97                          9,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MARYLAND - 1.1% (CONT'D.)
  $     11  Maryland State Community
            Development Administration, Series
            PT-12, Merrill P-Floats (Commerzbank A.G.
            LOC), 4.10%, 10/1/97                             $      11
     1,200  Maryland State Health and Higher
            Educational Facilities Authority Revenue
            VRDN (NationsBank LOC),
            4.10%, 10/7/97                                       1,200
     1,500  Maryland State IDA, Townsend Culinary,
            Inc. Project (SunTrust Banks, Inc. LOC),
            4.20%, 10/7/97                                       1,500
                                                          ------------
                                                                15,011
                                                          ------------
            MASSACHUSETTS - 0.4%
     4,030  Massachusetts State HFA VRDN, Series
            1996-5A (AMT), Clipper Trust Certificate
            (AMBAC Insured), 4.28%, 10/7/97                      4,030
     2,200  Massachusetts State HFA VRDN, Series
            PA-132 (AMT), Harbor Point Project,
            4.25%, 10/7/97                                       2,200
                                                          ------------
                                                                 6,230
                                                          ------------

            MICHIGAN - 2.6%
     6,000  City of Detroit School District State School
            Aid Notes, Series 1997, 4.50%, 5/1/98                6,020
     3,000  County of Midland Economic Development
            Corp., Series 1993 A (AMT), Dow Chemical
            Corp. Project, 4.10%, 10/1/97                        3,000
     5,000  Michigan State Building Authority CP,
            Series 1, 3.70%, 10/9/97                             5,000
     7,000  Michigan Strategic Fund Ltd. PCR,
            ATS-Dow Chemical Co. Project,
            3.60%, 11/5/97                                       7,000
     6,900  Michigan Strategic Fund Ltd. VRDN, Series
            1992 (AMT), Dow Chemical Co. Project
            (Dow Chemical Gtd.), 4.00%, 10/1/97                  6,900
     2,330  Michigan Strategic Fund Ltd. VRDN (AMT),
            Kruger Commodities, Inc. Project (Harris
            Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       2,330
     2,890  Michigan Strategic Fund Ltd. VRDN, Four D
            Investment Co. Project (Comerica Bank
            LOC), 4.25%, 10/7/97                                 2,890
     4,000  State of Michigan TRAN, Series 1997 B,
            4.50%, 7/2/98                                        4,019
                                                          ------------
                                                                37,159
                                                          ------------
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MINNESOTA - 0.2%
  $  3,060  County of Stearns Housing &
            Redevelopment Authority VRDN
            (AMT), Cold Spring Granite Co. Project
            (First Bank LOC), 4.30%, 10/7/97                  $  3,060
                                                          ------------
            MISSISSIPPI - 0.7%
     9,325  State of Mississippi G.O. Refunding
            Bonds, Series BTP-207, 4.00%, 3/30/98                9,325
                                                          ------------
            MISSOURI - 3.3%
     8,000  City of St. Louis TRAN, Series 1997,
            4.50%, 6/30/98                                       8,037
     7,000  County of Perry IDR VRDN, Series 1996
            (AMT), T.G. (USA) Corp. Project
            (Bank of Tokyo-Mitsubishi LOC),
            4.20%, 10/7/97                                       7,000
     4,000  County of St. Louis IDR, Series PA-120,
            P-Floats, 4.25%, 10/7/97                             4,000
     1,500  Missouri Higher Education Loan Authority
            VRDN (National Westminster LOC),
            Series 1990 A, 4.10%, 10/7/97                        1,500
    10,800  Missouri Higher Education Loan Authority
            VRDN, Series 1991 B (AMT)
            (MBIA Insured), 4.00%, 10/7/97                      10,800
     6,410  Missouri Housing Development VRDN,
            Series 1994 A (AMT), Merrill P-Floats
            PA-116 (Colld. by U.S. Government
            Securities), 4.25%, 10/7/97                          6,410
     8,860  Missouri State TOCR G.O. VRDN,
            Series A, 4.35%, 10/7/97                             8,860
                                                          ------------
                                                                46,607
                                                          ------------
            MONTANA - 3.6%
            Montana Board of Housing SFM VRDN,
            Merrill P-Floats
     3,920     Series 1996-A-2, PT-87, 4.25%, 10/7/97            3,920
     4,000     Series 1997, PA-158, 4.25%, 10/7/97               4,000
    43,100  Montana Board of Investment Resources
            Recovery Revenue VRDN (AMT), Colstrip
            Energy L.P. Project (Credit Locale de
            France LOC), 4.10%, 10/7/97                         43,100
                                                          ------------
                                                                51,020
                                                          ------------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NEBRASKA - 0.5%
    $4,000  Nebraska Investment Finance Authority
            IDA IDR VRDN, Series 1989 (AMT),
            Fremont Beef Project (Sanwa Bank LOC),
            4.50%, 10/7/97                                    $  4,000
     2,835  Nebraska Investment Finance Authority
            GNMA Mortgage SFM Revenue TOB,
            Series B, 3.80%, 1/15/98                             2,835
                                                          ------------
                                                                 6,835
                                                          ------------
            NEW YORK - 2.2%
            City of New York Municipal Water
            Finance Authority VRDN
     6,300     Series A1, 4.13%, 10/7/97                         6,300
     9,345     Series A2, 4.13%, 10/7/97                         9,345
            Marine Midland Premium Loan Trust
            VRDN COP (Hong Kong and Shanghai
            Banking Corp. LOC)<F1>
     7,300     Series 1991 A, 4.10%, 10/7/97                     7,300
       271     Series 1991 B, 4.20%, 10/7/97                       271
     5,800  New York State Environmental Facilities
            Corp. PCR VRDN, Series No. 94302,
            Eagle Trust-Weekly (CGIC Insured),
            4.18%, 10/7/97                                       5,800
     2,565  Pooled VRDN, P-Floats, Series PPT2,
            3.75%, 10/7/97                                       2,565
                                                          ------------
                                                                31,581
                                                          ------------
            NORTH CAROLINA - 2.2%
     5,900  Capital Regional Airport Commission
            Passenger Facility Charge Revenue VRDN
            (AMT) (First Union National Bank of
            Charlotte LOC), 4.25%, 10/7/97                       5,900
     2,500  County of Brunswick PCR IDR VRDN,
            Series 1996 (AMT), Armada Project
            (NationsBank LOC), 4.25%, 10/7/97                    2,500
     8,900  County of Catawba PCR IDR, Series 1996
            (AMT), Hooker Furniture Corp. Project
            (NationsBank LOC), 4.25%, 10/7/97                    8,900
     2,500  County of Mecklenburg PCR IDR VRDN,
            Series 1996 (AMT), SteriGenics
            International Project (Comerica Bank
            LOC), 4.10%, 10/7/97                                 2,500
     6,300  North Carolina Medical Care Community
            Hospital Revenue, ACES-Pooled Equipment
            Financing Project (MBIA Insured),
            3.85%, 10/7/97                                       6,300
See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            NORTH CAROLINA - 2.2% (CONT'D.)
   $   800  North Carolina Medical Care Community
            VRDN, Series 1998, Park Ridge Hospital
            Project (NationsBank LOC),
            4.10%, 10/7/97                                   $     800
     3,900  North Carolina State Ports Authority
            VRDN, Series 1996 (AMT), Morehead
            City Terminals, Inc. (NationsBank LOC),
            4.25%, 10/7/97                                       3,900
                                                          ------------
                                                                30,800
                                                          ------------
            NORTH DAKOTA - 0.5%
     2,100  County of Mercer Solid Waste Disposal
            Revenue (AMT), National Rural Utilities-
            United Power Project, 3.80%, 12/1/97                 2,100
     5,000  North Dakota HFA Revenue, Series 1996 E
            (AMT), Home Mortgage Program
            (Bayerische Landesbank Gtd.),
            4.45%, 4/2/98                                        5,012
                                                          ------------
                                                                 7,112
                                                          ------------
            OHIO - 2.5%
     2,500  County of Union IDR VRDN (AMT),
            Union Aggregates Co. Project
            (PNC Bank LOC), 4.25%, 10/7/97                       2,500
     6,825  Dublin Inn Tax-Exempt Mortgage IDR
            Adjustable Rate Certificate, Series 1987
            (Huntington National Bank LOC),
            4.57%, 4/2/98                                        6,825
     4,000  State of Ohio Air Quality Development
            Authority, Series A, Pollution Control-
            Duquesne (Union Bank of Switzerland
            LOC), 3.95%, 7/10/98                                 4,000
     5,355  State of Ohio HFA VRDN, Series 1989 A
            (AMT), 4.35%, 10/7/97                                5,355
     1,940  State of Ohio Higher Education Facility
            Revenue TOB, Series BTP-29 ADP, Class B
            (MBIA Insured), 4.12%, 10/7/97<F2>                   1,940
     5,875  State of Ohio Infrastructure Improvement
            VRDN, Series 1994, BTP-170,
            3.80%, 1/15/98                                       5,875
     8,910  State of Ohio Public Facilities Commission
            Series 2A BTP-237, Higher Education
            Facilities Project, 4.15%, 11/1/97                   8,910
                                                          ------------
                                                                35,405
                                                          ------------

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OKLAHOMA - 1.9%
  $  1,400  City of Muskogee Industrial PCR Trust,
            Series 1997 A, Oklahoma Gas & Electric
            Co. Project, 4.20%, 10/7/97                       $  1,400
     7,245  City of Tulsa Airport Improvement
            VRDN, Series B-1 (AMT), 4.23%, 10/7/97               7,245
     7,820  Oklahoma Housing Finance Agency SFM
            Revenue, Series PT-78 (AMT), P-Floats,
            3.90%, 10/7/97                                       7,820
    10,695  Oklahoma Water Resources Board,
            Series 1994 A, State Loan Program,
            (Swiss Bank Corp. Gtd.), 3.75%, 3/2/98              10,695
                                                          ------------
                                                                27,160
                                                          ------------

            OREGON - 1.2%
     5,000  City of Portland Multifamily Revenue
            VRDN, Series 1996 (AMT), Union Station
            Project - Phase B (US National Bank LOC),
            4.25%, 10/7/97                                       5,000
     1,600  City of Portland Sewer System Revenue,
            Series PA-169, P-Floats, 4.15%, 10/7/97              1,600
     4,820  County of Multnomah School District
            G.O. Bond, Series 1996 BTP-208,
            3.75%, 10/21/97                                      4,820
     1,100  Metropolitan Service District Riedel Oregon
            Compost Waste Disposal VRDN (AMT)
            (US National Bank LOC), 4.30%, 10/7/97               1,100
     3,900  Oregon State Economic Development
            Revenue, Series 176 (AMT), Cascade Steel
            Rolling Mills Project (Commerzbank A.G.
            LOC), 4.15%, 10/7/97                                 3,900
                                                          ------------
                                                                16,420
                                                          ------------
            PENNSYLVANIA - 8.5%
     2,800  City of Philadelphia IDR,
            Series 1988, Franklin Institute Project
            (PNC Bank LOC), 4.10%, 10/7/97                       2,800
            City of Philadelphia School District TRAN
    20,000     Series 1997, 4.50%, 6/30/98                      20,079
     5,000     Series 1997 A, 4.50%, 6/30/98                     5,018
     8,700  County of Allegheny IDR CP,
            Series 1985, US Steel Corp. Project
            (Commerzbank A.G. LOC),
            3.65%, 11/7/97                                       8,700
     3,200  County of Allegheny IDR CP,
            Series 1986, US Steel Corp. Project
            (Dresdner Bank A.G. LOC),
            3.60%, 11/6/97                                       3,200

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            PENNSYLVANIA - 8.5% (CONT'D.)
   $11,500  County of Montgomery IDR PCR
            (Deutsche Bank A.G. LOC),
            3.75%, 12/8/97                                    $ 11,500
    13,000  County of Montgomery IDR PCR CP,
            Series 1996 A, Peco Energy Co. Project
            (Canadian Imperial Bank LOC),
            3.80%, 10/9/97                                      13,000
     2,250  County of Washington IDR,
            Series 1996 (AMT), Accutrex Products,
            Inc. Project (Mellon Bank LOC),
            4.30%, 10/7/97                                       2,250
            Delaware Valley Regional Finance
            Authority Local Government Revenue
            VRDN (Midland Bank PLC LOC)
     2,000     Series 1985 A, 4.15%, 10/7/97                     2,000
     1,000     Series 1985 C, 4.15%, 10/7/97                     1,000
     4,000     Series 1997 A, 3.80%, 12/4/97                     4,000
     3,700  Pennsylvania Economic Development
            Finance Authority IDR VRDN, Series
            1996 A1-8 (AMT) (PNC Bank LOC),
            4.25%, 10/7/97                                       3,700
            Pennsylvania Higher Education
            Assistance Agency VRDN (AMT),
            Student Loan Program (SLMA LOC)
    14,500     Series 1994 A, 4.10%, 10/7/97                    14,500
    19,500     Series 1995 A, 4.10%, 10/7/97                    19,500
     8,500     Series 1997 A, 4.10%, 10/7/97                     8,500
                                                          ------------
                                                               119,747
                                                          ------------
            RHODE ISLAND - 0.2%
     3,000  Rhode Island Housing and Mortgage
            Finance Corp., Series 22-B (AMT),
            Homeownership Opportunity Project
            (FGIC Insured), 3.70%, 12/2/97                       3,000
                                                          ------------

            SOUTH CAROLINA - 0.7%
     4,700  County of Cherokee IDR VRDN,
            Series 1989 (AMT), Oshkosh Truck
            Corp. Project (NationsBank LOC),
            4.30%, 10/7/97                                       4,700
            County of Lexington IDR VRDN,
            Allied-Signal Project (FMC Corp. Gtd.)
       200     Series 1992, 4.20%, 10/7/97                         200
       900     Series 1992 A, 4.20%, 10/7/97                       900

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            SOUTH CAROLINA - 0.7% (CONT'D.)
  $  4,500  University of South Carolina Athletic
            Facilities Revenue BAN, 4.00%, 2/26/98        $      4,506
                                                          ------------
                                                                10,306
                                                          ------------
            SOUTH DAKOTA - 1.8%
     8,410  South Dakota Economic Development
            Finance Authority VRDN, Series 1996
            (AMT), Hastings Filters, Inc. Project
            (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       8,410
            South Dakota Housing Development
            Authority Homeowner Mortgage VRDN
            (AMT), Merrill P-Floats
     2,320     Series PA-119, 4.25%, 10/7/97                     2,320
    14,225     Series PT-73-A, 4.15%, 10/7/97                   14,225
                                                          ------------
                                                                24,955
                                                          ------------
            TENNESSEE - 4.5%
     1,200  City of Greeneville IDR VRDN, Series
            1993, Pet, Inc. Project (Credit Suisse LOC),
            4.10%, 10/7/97                                       1,200
     6,000  City of Jackson Waste Facility IDR VRDN,
            Series 1995 (AMT), Florida Steel Corp.
            Project (NationsBank LOC), 4.25%, 10/7/97            6,000
     1,000  City of Morristown IDR VRDN, Series 1997,
            BOS Automotive Products, Inc. (Bayerische
            Vereinsbank LOC), 4.25%, 10/7/97                     1,000
     5,000  Counties of Nashville and Davidson
            Housing VRDN (AMT), Old Hickory Towers
            Project (FHLB LOC), 4.30%, 10/7/97                   5,000
     1,500  County of Dickson IDR VRDN, Series
            1996 (AMT), Tennessee Bun Co. LLC
            Project (PNC Bank LOC), 4.25%, 10/7/97               1,500
     1,400  County of Hamilton IDR VRDN, Series
            1995, Tennessee Aquarium Project (Bank
            of New York LOC), 4.10%, 10/7/97                     1,400
     4,960  County of Montgomery Public Building
            Authority Adjustable Loan Pool, Series 1996
            (NationsBank LOC), 4.10%, 10/7/97                    4,960
     2,000  County of Shelby G.O. Bond, Series 1996 B,
            4.25%, 10/7/97                                       2,000
     4,890  County of Shelby G.O. FRN,  Series B BTP,
            3.70%, 11/6/97                                       4,890

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TENNESSEE - 4.5% (CONT'D.)
  $  1,000  County of Shelby Health and Education
            Authority (AMT), Arbor Lake Project
            (PNC Bank LOC), 4.25%, 10/7/97                    $  1,000
     8,550  State of Tennessee G.O. TOB,
            Series 1997 BTP-242, 4.20%, 10/7/97                  8,550
     7,500  State of Tennessee Housing Development
            Agency, Series 1997-2 (AMT), Homeowner
            Program, 4.00%, 6/4/98                               7,500
    18,200  Volunteer State Student Funding Corp.
            Student Loan Revenue, Series 1988 A-2
            (AMT) (Sumitomo Bank LOC),
            4.15%, 10/7/97                                      18,200
                                                          ------------
                                                                63,200
                                                          ------------

            TEXAS - 12.2%
     1,100  Brazos River Authority, Series 1997 (AMT),
            Houston Light and Power Co. Project
            (AMBAC Insured), 4.10%, 10/1/97                      1,100
            Brazos River Harbor Navigation District
            PCR VRDN, Dow Chemical Co. Project
     1,500     Series 1987, 3.75%, 11/12/97                      1,500
     2,000     Series 1988 (AMT), 3.85%, 12/16/97                2,000
            Brazos River Harbor Navigation District
            VRDN (AMT), BASF Corp. Project
            (BASF Corporation Gtd.)
     1,000     Series 1996, 4.10%, 10/1/97                       1,000
     1,100     Series 1997, 4.10%, 10/1/97                       1,100
     1,500  Capital Industrial Development Corp. IDR,
            Series 1985, W.L. Gore & Associates, Inc.
            Project (Morgan Guaranty Trust LOC),
            3.75%, 12/4/97                                       1,500
     3,300  Cities of Hurst, Euless and Bedford
            Independent School Districts Floating Rate
            Receipts, Series SG-98, 4.20%, 10/7/97               3,300
     5,000  City of Austin Combined Utility Systems
            CP, Series 1997, 3.70%, 11/19/97                     5,000
     2,525  City of Austin Independent School District
            Building VRDN, Series 1996 SG-68 (PSF of
            Texas Gtd.), 4.20%, 10/7/97                          2,525
     3,500  City of El Paso Housing Finance Corp.
            VRDN, Series 1993 (AMT), Viva Apartments
            Project (General Electric Corp. LOC),
            4.30%, 10/7/97                                       3,500
    11,000  City of Fort Worth Water and Sewer System
            Revenue, Series 1990 A, 3.85%, 11/13/97             11,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TEXAS - 12.2% (CONT'D.)
            City of Houston Water & Sewer System TOB
            (MBIA Insured)
   $10,000     Series A, 3.80%, 10/6/97                        $10,000
     3,455     Series 1992 C, BTP-54, 4.31%, 10/7/97<F2>         3,455
    11,245  City of Pearland Independent School
            District G.O., Series 1997 SG-106
            (Soc Gen LOC), 4.20%, 10/7/97                       11,245
     9,880  City of San Antonio Electric and Gas
            Revenue Merrill Lynch Trust Receipts,
            Series 1997 SG-107, 4.20%, 10/7/97                   9,880
     5,000  County of Calhoun Navigation IDR VRDN
            (AMT), Formosa Plastics Corp. U.S.A.
            (Bank of America LOC), 4.20%, 10/7/97                5,000
     6,500  County of Denton Independent School
            District G.O., Series B (PSF of Texas Gtd.),
            3.90%, 8/15/98                                       6,500
     3,800  County of Harris Toll Road Unlimited
            VRDN, Series 1994 A, Citicorp Eagle Trust
            No. 954302, 4.23%, 10/7/97<F2>                       3,800
            Gulf Coast Waste Disposal Authority
            VRDN (AMT), Amoco Oil Co. Project
            (Amoco Oil Company Gtd.)
     2,300     Series 1991, 3.80%, 4/1/98                        2,300
     1,800     Series 1994, 4.00%, 10/1/97                       1,800
     5,000  North Harris Montgomery Community
            College District G.O., Series 1997
            (FGIC Insured), 3.89%, 1/15/98                       5,001
            North Texas Higher Education Authority
            VRDN (AMT), Student Loan Program
            (SLMA LOC)
    10,000     Series 1993 A, 4.10%, 10/7/97                    10,000
     5,000     Series 1996 A, 4.10%, 10/7/97                     5,000
    25,000  Port Development of Corpus Christi
            Solid Waste Disposal, Series 1997 (AMT),
            Koch Refining Co. Project, 4.35%, 10/7/97           25,000
    14,450  Port Development of Corpus Christi
            Union Pacific Corp. Project,
            4.10%, 10/23/97                                     14,450
     4,700  Sabine River Authority PCR VRDN,
            Series 1995 C (AMT), Texas Utilities Electric
            Co. Project (Union Bank of Switzerland
            LOC), 4.20%, 10/1/97                                 4,700
     1,600  Sherman Independent School District
            G.O., Series 1985 A, 4.20%, 10/7/97                  1,600
     5,000  State of Texas TRAN, Series 1997 A,
            4.75%, 8/31/98                                       5,040

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            TEXAS - 12.2% (CONT'D.)
  $  6,545  Texas Department of Housing and
            Community Affairs SFM, Series PA-128
            (AMT), Merrill P-Floats,
            4.25%, 10/7/97                                  $    6,545
     6,580  Texas Veterans Housing Program VRDN,
            Series 1994 D PT-83 (AMT), Merrill
            P-Floats, 3.85%, 10/7/97                             6,580
                                                          ------------
                                                               171,421
                                                          ------------

            UTAH - 2.2%
    31,200  Utah State Board of Regents VRDN, Series
            1996 Q (AMT), Student Loan Program
            (AMBAC Insured), 4.10%, 10/7/97                     31,200
                                                          ------------

            VIRGINIA - 1.6%
     3,200  City of Norfolk G.O. VRDN, Eagle Trust
            No. 944601, 4.23%, 10/7/97<F1>                       3,200
     1,500  County of Bedford IDR, Nekoosa Packaging
            Project (Canadian Imperial Bank LOC),
            4.20%, 10/7/97                                       1,500
     2,100  County of Botetourt IDR VRDN (AMT),
            Valley Forge Company Project (Harris
            Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       2,100
     2,000  County of Charles Solid Waste Disposal
            Facility IDR (AMT), Chambers Development,
            Inc. Project (Morgan Guaranty LOC),
            4.05%, 10/7/97                                       2,000
     9,500  County of Grant Waste Disposal, Series
            1996 (AMT), Virginia Electric Power Co.
            Project, 3.85%, 10/30/97                             9,500
     3,900  State of Virginia G.O. VRDN, Series 1994,
            Citicorp Eagle Trust No. 954601,
            4.23%, 10/7/97<F2>                                   3,900
                                                          ------------
                                                                22,200
                                                          ------------
            WASHINGTON - 1.2%
     3,000  City of Grandview Public Corp. IDR, Series
            1989 (AMT), Shonan USA Project (Bank
            of America LOC), 4.20%, 10/7/97                      3,000
     2,000  City of Kent Economic Development Corp.
            IDR VRDN, Associated Grocers Project
            (Seattle-First National Bank LOC),
            4.50%, 10/30/97                                      2,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            WASHINGTON - 1.2% (CONT'D.)
   $12,520  Washington Public Power Supply System
            Revenue, Series 1990 B, Nuclear Project
            No. 2, Prerefunded, 3.80%, 1/14/98                 $12,520
                                                          ------------
                                                                17,520
                                                          ------------
            WEST VIRGINIA - 0.4%
     3,000  County of Marion Waste Disposal IDR
            VRDN, Series 1990 B (AMT), Granttown
            Project (National Westminster Bank LOC),
            4.15%, 10/7/97                                       3,000
     2,000  County of Ritchie IDR VRDN (AMT),
            Simonton Building Products, Inc. Project
            (PNC Bank LOC), 4.25%, 10/7/97                       2,000
                                                          ------------
                                                                 5,000
                                                          ------------
            WISCONSIN - 4.6%
     3,165  City of Elkhorn Area School District
            BAN, 4.25%, 4/1/98                                   3,169
     1,100  City of Franklin Public School District
            BAN, 4.35%, 4/1/98                                   1,102
     4,435  City of Kaukauna Area School District
            BAN, 4.35%, 2/26/98                                  4,439
     3,905  City of Milwaukee G.O. Bond, Series B7,
            4.00%, 2/15/98                                       3,910
     9,000  City of Milwaukee RAN, Series A,
            4.25%, 2/19/98                                       9,021
     3,300  City of Milwaukee Redevelopment VRDN,
            Series 1996 (AMT), Starline Manufacturing,
            Inc. (Harris Trust & Savings Bank LOC),
            4.20%, 10/7/97                                       3,300
     4,290  City of Pewaukee IDR VRDN, Series 1992
            (AMT), HUSCO International, Inc. Project
            (Bank One LOC), 4.15%, 10/7/97                       4,290
     8,210  State of Wisconsin G.O. Bond,
            Series 1996 A, 3.75%, 10/21/97                       8,210
     1,900  Wisconsin Health and Education Revenue
            Bond, Series 1994 A, Sinai Samaritan
            Medical Center Project (M&I Bank LOC),
            4.15%, 10/7/97                                       1,900
     3,645  Wisconsin Health and Education Revenue
            Bond, Series 1997, Froedtert Memorial
            Lutheran Hospital Trust, 4.15%, 10/7/97              3,645
     5,000  Wisconsin Housing and Economic
            Development Authority Revenue Floating
            Rate Trust Receipts, Series 1997-18 (AMT),
            4.40%, 10/7/97                                       5,000

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            WISCONSIN - 4.6% (CONT'D.)
            Wisconsin Housing and Economic
            Development Authority Revenue VRDN,
            Home Ownership Revenue Program
 $   3,875     Series 1991 A, 3.85%, 3/1/98               $      3,875
    13,305     Series 1991 B (AMT), 3.85%, 3/1/98               13,305
                                                          ------------
                                                                65,166
                                                          ------------
            Total Municipal Investments
            (cost $1,404,367)                                1,404,367
                                                          ------------
NUMBER
OF SHARES
(000S)
----------------------------------------------------------------------
            OTHER - 0.3%

       130  AIM Tax-Free Money Market Fund                         130
       800  Dreyfus Tax Exempt Cash Management
            Fund                                                   800
       647  Federated Tax Free Trust Money Market
            Fund No. 15                                            647
       500  Federated Tax Free Trust
            Money Market Fund No. 73                               500
     1,587  Provident Municipal Cash Fund (AMT)                  1,587
       339  Provident Municipal Fund                               339
                                                          ------------
            Total Other
            (cost $4,003)                                        4,003
                                                          ------------
            Total Investments - 100.1%
            (cost $1,408,370)                                1,408,370
            Liabilities less Other Assets - (0.1)%               (757)
                                                          ------------
            NET ASSETS - 100.0%                           $  1,407,613
                                                          ============

<F1>  These private placement securities may require registration under the
      Securities Act of 1933 or an exemption therefrom in order to effect sale in the ordinary course of business. At September 30, 1997, the value of these securities amounted to approximately $15,971,000 or 1.1% of net assets.

<F2>  Securities exempt from registration under Rule 144A of the Securities
      Exchange Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 1997, the value of these securities amounted to approximately $13,095,000 or 0.9% of net assets.

See Notes to the Financial Statements.



SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

U.S. GOVERNMENT SELECT MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            U.S. GOVERNMENT AGENCIES - 97.3%

            FEDERAL FARM CREDIT BANK - 5.3%
            FFCB Discount Notes
$    3,700     5.69%, 10/1/97                               $    3,700
     7,500     5.75%, 7/1/98                                     7,492
                                                          ------------
                                                                11,192
                                                          ------------
            FEDERAL HOME LOAN BANK - 83.7%
            FHLB Discount Notes
    21,600     5.42%, 10/1/97                                   21,600
    25,000     5.90%, 10/1/97                                   25,000
    83,585     6.00%, 10/1/97                                   83,585
    10,000     5.60%, 10/27/97                                   9,960
    16,000     5.39%, 11/7/97                                   15,911
     2,000     5.595%, 11/13/97                                  1,987
    10,000     5.395%, 11/19/97                                  9,927
            FHLB Bonds
     4,000     5.96%, 6/9/98                                     3,999
     5,000     5.715%, 7/21/98                                   4,999
                                                          ------------
                                                               176,968
                                                          ------------
            SLM HOLDING CORP. - 8.3%
            SLMA MTN
     1,500     5.535%, 2/25/98                                   1,500
     3,000     5.86%, 6/10/98                                    2,998
     3,000     5.60%, 8/11/98                                    2,993
     4,000     5.79%, 9/16/98                                    3,997
     6,000     5.82%, 9/16/98                                    6,003
                                                          ------------
                                                                17,491
                                                          ------------
            Total U.S. Government Agencies
            (cost $205,651)                                    205,651
                                                          ------------

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OTHER - 0.1%

       274  Dreyfus Prime Money Market Fund
            (cost $274)                                       $    274
                                                          ------------
            Total Investments - 97.4%
            (cost $205,925)                                    205,925
            Other Assets less Liabilities - 2.6%                 5,602
                                                          ------------
            NET ASSETS - 100.0%                               $211,527
                                                          ============

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            MUNICIPAL INVESTMENTS - 101.0%

            CALIFORNIA - 96.9%
  $  2,975  City and County of San Francisco
            Variable Rate Certificates, Series C-6,
            4.13%, 10/7/97                                    $  2,975
            City of Chula Vista IDR, San Diego
            Gas & Electric Company
     1,050     Series 1996 A, 4.15%, 10/1/97                     1,050
    10,000     Series 1997 B, 3.90%, 10/1/97                    10,000
     1,300  City of Irvine Limited Obligation
            Improvement Assessment Bond
            District 94-15, 3.70%, 10/1/97                       1,300
     2,050  City of Irvine Special Assessment Bond,
            Series A (Kredietbank N.V. LOC),
            3.65%, 10/7/97                                       2,050
     2,500  City of Los Angeles Community
            Redevelopment Agency Tender Option
            Certificates, Series BTP-129,
            4.18%, 10/7/97                                       2,500
     1,025  City of Los Angeles Convention and
            Exhibition Center VRDN, Merrill P-Floats
            PA-88 (MBIA Insured), 3.95%, 10/7/97                 1,025
     1,700  City of Los Angeles Housing Refunding
            Bond, Series 1995 D (AMT), Coral Wood
            Court Project, 4.15%, 10/7/97                        1,700
     2,500  City of Los Angeles Housing Revenue
            Bond, Clipper Trust Certificates,
            Series 1996-6A, 3.80%, 12/8/97                       2,500
     3,955  City of San Diego Public Facility Water
            and Sewer VRDN, Merrill Soc Gen Muni
            Trust, Series SG-14 (AMBAC Insured),
            4.10%, 10/7/97                                       3,955
     4,830  City of San Marcos Public Facility Authority
            Revenue Bond, Series BTP-188, Civic
            Center Project, 3.90%, 3/30/98                       4,830
       300  City of Tustin District 95-2 Improvement
            VRDN, Series A (Kredietbank N.V. LOC),
               3.65%, 10/1/97                                      300
    13,685  County of Contra Costa Home Mortgage
            Revenue Variable Rate Certificate,
            Series 1997 C, 4.18%, 10/7/97                       13,685
     4,000  County of Irvine Ranch Consolidated
            Water District VRDN, Series 1993 B, Districts
            2, 102, 103, 106, 3(203) & 206 (Morgan
            Guaranty Trust Co. LOC), 3.75%, 10/1/97              4,000

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
    $1,500  County of Irvine Ranch Consolidated Water
            District Improvement G.O. Bond, Districts
            105, 140, 240 & 250, Series 95,
            3.65%, 10/1/97                                      $1,500
     1,400  County of Irvine Ranch Consolidated Water
            District VRDN, Districts 105, 140, 240 & 250
            (Commerzbank LOC), 3.65%, 10/1/97                    1,400
     2,500  County of Irvine Ranch Consolidated Water
            District VRDN, Series 1985, 3.65%, 10/1/97           2,500
     3,900  County of Los Angeles Municipal Trust
            Receipts, Soc Gen Trust SGB-2, Union
            Station Project, 4.15%, 10/7/97                      3,900
     5,000  County of Los Angeles TRAN,
            4.50%, 6/30/98                                       5,023
     9,000  County of Orange Apartment Development
            Authority VRDN, Series 1992 B, Aliso
            Creek Project, 4.20%, 10/7/97                        9,000
     1,900  County of Orange Apartment Development
            Authority VRDN, Series 1988 A, Vista Verde
            Apartments (Wells Fargo Bank LOC),
            4.10%, 10/7/97                                       1,900
     8,240  County of Orange Sanitation Districts COP,
            Districts 1-3, 5-7, 11, 13 & 14 (National
            Westminster LOC), 3.65%, 10/1/97                     8,240
       900  County of Riverside Ambergate Multifamily
            Housing Revenue, Series 1992 A,
            4.15%, 10/7/97                                         900
     2,000  County of Riverside TRAN, Series A,
            4.50%, 6/30/98                                       2,008
            County of Riverside Transportation Sales
            Commission Tax Revenue Bond
     4,100     3.65%, 10/6/97                                    4,100
     5,000     3.80%, 10/6/97                                    5,000
            County of Sacramento Multifamily Housing
            VRDN (Dai-Ichi Kangyo Bank LOC)
     1,400     Series 1985 A, 4.10%, 10/7/97                     1,400
       900     Series 1985 C, 4.10%, 10/7/97                       900
     2,575     Series 1985 E, 4.10%, 10/7/97                     2,575
     4,100  County of Sacramento Yolo Port District
            VRDN, Series 1997 A (AMT), Free Trade
            Zone Project, 4.00%, 10/7/97                         4,100
     3,000  County of San Luis Obispo TRAN,
            4.50%, 7/8/98                                        3,014
     1,400  County of Santa Ana Health Facility
            Revenue Bond, Town & County Manor
            Project, 3.80%, 10/1/97                              1,400

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
   $   845  County of Santa Clara Housing Authority
            Multifamily VRDN, Series A, Avenida
            Espana Gardens (Union Bank LOC),
            3.75%, 10/7/97                                     $   845
     2,900  Eagle Tax Exempt Trust Certificates,
            Series 1997A-C05Q2, Optional Put
            (MBIA Insured), 3.65%, 11/1/97                       2,900
     3,400  Foothill/Eastern Transportation Corridor
            Agency Toll Road Revenue Bonds,
            Series 1995-B, 3.85%, 10/7/97                        3,400
     5,200  Metro Water District of Southern California
            CP, Series B, 3.45%, 10/22/97                        5,200
     2,500  Moreno Valley Unified School District
            TRAN, 4.50%, 6/30/98                                 2,511
     1,650  Oxnard School District TRAN,
            4.50%, 8/13/98                                       1,658
     4,250  Paramount Housing Authority Multifamily
            VRDN, Series 1989 A, Century Place
            (Heller Financial, Inc. LOC),
            4.29%, 10/7/97                                       4,250
     2,260  Pleasant Hill Redevelopment Agency
            Housing Revenue VRDN, Series
            1996 A, Chateau III Project
            (Commerzbank A.G. LOC), 4.15%, 10/7/97               2,260
     5,000  State Community College Finance
            Authority, Series A, 4.50%, 6/30/98                  5,025
       600  State Community Development Authority
            Revenue Refunding Bond, Series 1995A-1,
            3.90%, 10/7/97                                         600
     7,455  State Department of Water Resources
            Water and Sewer VRDN, CVP Merrill Soc
            Gen Muni Trust, Series SG-5,
            4.10%, 10/7/97                                       7,455
     3,300  State Economic Development VRDN,
            Volk Enterprises Project (Harris Trust &
            Savings Bank LOC),  3.90%, 10/7/97                   3,300
     1,500  State G.O. TOB, Series 5027C, Citibank,
            4.13%, 10/7/97                                       1,500
     8,550  State G.O. VRDN, Series 1995, Bear
            Stearns/Soc Gen Trust (FSA Insured),
            4.30%, 10/7/97                                       8,550
     9,000  State G.O. VRDN, Series 1997H,
            Bank of America, 4.18%, 10/7/97                      9,000
     1,200  State G.O. VRDN, Series 5027C,
            4.13%, 10/7/97                                       1,200

PRINCIPAL
AMOUNT                                                          VALUE
(000S)                                                         (000S)
-----------------------------------------------------------------------

            CALIFORNIA - 96.9% (CONT'D.)
            State G.O. VRDN, Series A
    $4,000     3.60%, 10/29/97                              $    4,000
     6,000     3.55%, 10/31/97                                   6,000
     6,200  State G.O. VRDN TOB, Series CR-52,
            Citibank (FGIC Insured), 4.13%, 10/7/97              6,200
     1,180  State HFA VRDN, Merrill P-Floats PT-14,
            3.95%, 10/7/97                                       1,180
     2,060  State HFA VRDN, Merrill P-Floats PT-40D,
            Series 1991 G, 4.05%, 10/7/97                        2,060
       760  State HFA VRDN, Merrill P-Floats PT-56,
            Series 1995 B, 4.05%, 10/7/97                          760
            State PCR, Southern California Edison
     2,300     Series B, 3.85%, 10/1/97                          2,300
     1,000     Series C, 3.85%, 10/1/97                          1,000
     1,000  Statewide Community Development
            Authority COP, Sutter Health Obligation
            Group (AMBAC Insured), 3.65%, 10/1/97                1,000
     5,800  State Pollution Finance Authority PCR,
            Series F, Pacific Gas & Electric Co.,
            3.80%, 10/1/97                                       5,800
     7,000  State RAN Lehman Brothers Trust Receipts,
            Series 1997 FR/RI-23, 4.00%, 10/1/97                 7,000
     6,400  State TRAN, Series 1997-8,
            4.50%, 6/30/98                                       6,430
     4,290  University of California Regents VRDN,
            Merrill Soc Gen Muni Trust, Series C-SG24
            (AMBAC Insured), 4.10%, 10/7/97                      4,290
     5,000  University of California Regents VRDN,
            Series D, Multiple Purpose Projects,
            4.15%, 10/7/97                                       5,000
                                                          ------------
                                                               223,404
                                                          ------------

            PUERTO RICO - 4.1%
     3,300  Puerto Rico Government Development
            Bank, 3.65%, 10/7/97                                 3,300
     6,240  Puerto Rico Industrial Medical and
            Environmental PCR, Merck & Co., Inc.,
            Series 1983 A, 4.00%, 12/1/97                        6,240
                                                          ------------
                                                                 9,540
                                                          ------------
            Total Municipal Investments
            (cost $232,944)                                    232,944
                                                          ------------

See Notes to the Financial Statements.

SCHEDULES OF INVESTMENTS SEPTEMBER 30, 1997 (UNAUDITED)

CALIFORNIA MUNICIPAL MONEY MARKET FUND (continued)

NUMBER
OF SHARES                                                       VALUE
(000S)                                                         (000S)
----------------------------------------------------------------------

            OTHER - 0.8%

       268  Federated Tax Exempt Money Market
            Fund No. 80                                    $       268
     1,664  Provident Institutional California
            Money Fund                                           1,664
                                                          ------------
            Total Other
            (cost $1,932)                                        1,932
                                                          ------------
            Total Investments - 101.8%
            (cost $234,876)                                    234,876
            Liabilities less Other Assets - (1.8)%             (4,182)
                                                          ------------
            NET ASSETS - 100.0%                               $230,694
                                                          ============

See Notes to the Financial Statements.



NOTES TO THE
FINANCIAL STATEMENTS

SEPTEMBER 30, 1997
(UNAUDITED)

1. ORGANIZATION

Northern Funds was organized October 12, 1993 as a Massachusetts business trust and is registered under the Investment Company Act of 1940 as an open-end management investment company consisting of 20 active portfolios. The Money Market, U.S. Government Money Market, Municipal Money Market, U.S. Government Select Money Market and California Municipal Money Market Funds (collectively the "Funds") are separate, diversified investment portfolios of Northern
Funds, except the California Municipal Money Market Fund which is a non-diversified portfolio of Northern Funds. Non-diversified portfolios may invest a relatively high percentage of their net assets in obligations of a limited number of issuers. Each of the Funds maintains its own investment objective.
  The Funds have entered into an Investment Advisory Agreement with The Northern Trust Company ("Northern Trust" or the "Adviser"). Northern Trust also serves as custodian, fund accountant and transfer agent for the Funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP"). The preparation of financial statements in conformity with GAAP re-quires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A.VALUATION OF SECURITIES - Short-term investments held by the Funds are valued using the amortized cost method, which approximates market value. Under this method, investments purchased at a discount or premium are valued by amortizing the difference between the original purchase price and maturity value of the issue over the period to maturity. Guaranteed investment contracts are valued at cost plus accrued interest, which approximates market value. Any securities for which no current quotations are readily available are valued at fair value as determined in good faith by the Adviser under the supervision of the Board of Trustees.

B.REPURCHASE AGREEMENTS - During the term of a repurchase agreement, the market value of the underlying collateral, including accrued interest, is required to equal or exceed the market value of the repurchase agreement. The underlying collateral for all repurchase agreements is held in a customer-only account of Northern Trust, as custodian for the Funds, at the Federal Reserve Bank of Chicago.

C.ORGANIZATION COSTS - Organization expenses of approximately $342,000 have been deferred and are being amortized on a straight-line basis through 1999.

D.INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded as of the trade date. The Funds determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes amortization of discounts and premiums.

E.EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

F.DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared daily and paid monthly.
     Distributions of net realized capital gains, if any, are declared at least annually. Distributions to shareholders are recorded on the ex-dividend date.
     The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with generally accepted accounting principles due to differences in the treatment and recognition of investment income and realized gains (losses). These differences are primarily related to capital loss carryforwards. Certain differences in treatment of income and capital gains for distributions, which are permanent, may result in periodic reclassifications in the Funds' capital accounts.

G.FEDERAL INCOME TAXES - No provision for federal income taxes has been made since the Funds intend to comply with the requirements of the Internal Revenue Code available to regulated investment companies and to distribute substantially all of their taxable income to their shareholders.
     At March 31, 1997, the Funds' most recent fiscal year end, the approximate capital loss carryforwards for U.S. federal income tax purposes were approximately $109,000 and $1,000 for the Municipal Money Market and the U.S. Government Select Money Market Funds, respectively. These capital loss carryforwards, due to expire March 31, 2005, are available to offset future capital gains.

H.CLASSIFICATIONS - At March 31, 1997, the Funds' most recent fiscal year end, the Funds made reclassifications among their capital accounts to reflect the characterization of certain income and capital gain distributions for federal income tax purposes as follows:


                            UNDISTRIBUTED     UNDISTRIBUTED
                                 NET               NET         PAID
AMOUNTS                       INVESTMENT         CAPITAL        IN
IN THOUSANDS                    INCOME            GAINS      CAPITAL
---------------------------------------------------------------------
Money Market                     $24               -          $(24)

U.S. Government
   Money Market                    6               -            (6)

Municipal Money
   Market                         47               -           (47)

U.S. Government Select
   Money Market                    4               -            (4)

California Municipal
   Money Market                    3               -            (3)
---------------------------------------------------------------------
     These reclassifications have no impact on the net asset value of the Funds and are primarily due to differing treatments of certain fees and expenses.

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Pursuant to its advisory agreement with the Funds, the Adviser is entitled to receive a fee, calculated daily and payable monthly, at the annual rates presented below as applied to each Fund's daily net assets. For the six months ended September 30, 1997, the Adviser voluntarily agreed to waive a portion of its advisory fees as applied to each Fund's daily net assets as shown on the accompanying Statements of Operations. Northern Trust had also agreed to reimburse the Funds as shown on the accompanying Statements of Operations to adhere to the expense limitations presented in the following table:

                                ANNUAL          ADVISORY
                               ADVISORY        FEES AFTER     EXPENSE
                                 FEES            WAIVERS    LIMITATIONS
-------------------------------------------------------------------------
Money Market                     0.60%            0.40%        0.55%

U.S. Government
   Money Market                  0.60%            0.40%        0.55%

Municipal Money
   Market                        0.60%            0.40%        0.55%

U.S. Government Select
   Money Market                  0.60%            0.25%        0.40%

California Municipal
   Money Market                  0.60%            0.30%        0.45%
-------------------------------------------------------------------------
  The Funds have entered into an administrative agreement with Sunstone Financial Group, Inc. ("Sunstone") for certain administrative services.
Pursuant to its administrative agreement with the Funds, Sunstone is entitled to receive a fee, computed daily and payable monthly, at the annual rate of 0.15% of each Fund's daily net assets. For the six months ended September 30, 1997, Sunstone voluntarily agreed to waive a portion of its administration fees as shown on the accompanying Statements of Operations.

4. BANK LOANS

The Funds maintain a $5,000,000 revolving bank credit line for liquidity and other purposes. Borrowings under this arrangement bear interest at 1% above the Fed Funds rate and are secured by pledged securities equal to or exceeding 120% of the outstanding balance.
  As of September 30, 1997, there were no outstanding borrowings.



                      This page intentionally left blank.


This report has been prepared for the general information of Northern Funds shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Northern Funds prospectus, which contains more complete information about Northern Funds investment policies, management fees and expenses. Investors are reminded to read the prospectus carefully before investing or sending money.

NORTHERN FUNDS
P.O. Box 75986
Chicago, IL 60690-6319
1-800-595-9111

(C) 1997 Sunstone Distribution Services, LLC,
Distributor